UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Faria Adam

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class N Shares - CNGXX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$32	0.64%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,118,689	51	$1,653

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	3.8%
Repurchase Agreements	17.2%
U.S. Treasury Obligations	20.4%
U.S. Government Agency Obligations	57.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman SachsFootnote Reference✝	8.6%
FHLB DN	6.1%
FHLB DN	4.3%
United States Treasury Bills, 3.65%, 4/2/2026	3.7%
FHLB DN	3.1%
FFCB	2.6%
United States Treasury Notes, 4.88%, 5/31/2026	2.6%
BarclaysFootnote Reference✝	2.5%
Daiwa MBSFootnote Reference✝	2.5%
FNMA DN	2.5%
Footnote	Description
Footnote✝	Repurchase Agreement.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNGXX-SAR-2026

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class S Shares - CNFXX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$40	0.79%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,118,689	51	$1,653

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	3.8%
Repurchase Agreements	17.2%
U.S. Treasury Obligations	20.4%
U.S. Government Agency Obligations	57.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman SachsFootnote Reference✝	8.6%
FHLB DN	6.1%
FHLB DN	4.3%
United States Treasury Bills, 3.65%, 4/2/2026	3.7%
FHLB DN	3.1%
FFCB	2.6%
United States Treasury Notes, 4.88%, 5/31/2026	2.6%
BarclaysFootnote Reference✝	2.5%
Daiwa MBSFootnote Reference✝	2.5%
FNMA DN	2.5%
Footnote	Description
Footnote✝	Repurchase Agreement.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNFXX-SAR-2026

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Servicing Class Shares - CNIXX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$17	0.34%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,118,689	51	$1,653

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	3.8%
Repurchase Agreements	17.2%
U.S. Treasury Obligations	20.4%
U.S. Government Agency Obligations	57.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman SachsFootnote Reference✝	8.6%
FHLB DN	6.1%
FHLB DN	4.3%
United States Treasury Bills, 3.65%, 4/2/2026	3.7%
FHLB DN	3.1%
FFCB	2.6%
United States Treasury Notes, 4.88%, 5/31/2026	2.6%
BarclaysFootnote Reference✝	2.5%
Daiwa MBSFootnote Reference✝	2.5%
FNMA DN	2.5%
Footnote	Description
Footnote✝	Repurchase Agreement.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNIXX-SAR-2026

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Class N Shares - CNRNX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N Shares	$58	1.15%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$737,839	410	$1,890	4%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Short-Term Investment	0.2%
Water	0.5%
Pollution Control	0.8%
Transportation	2.2%
Tobacco	2.5%
General Obligations	2.6%
Housing	3.6%
Airports	4.6%
Health Care	9.5%
Education	16.8%
Nursing Homes	17.0%
Industrial Development	18.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.4%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.9%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.9%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.8%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/47	0.7%
Maryland State, Health & Higher Educational Facilities Authority	5.250%	07/01/52	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRNX-SAR-2026

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Servicing Class Shares - CNRMX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class Shares	$45	0.90%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$737,839	410	$1,890	4%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Short-Term Investment	0.2%
Water	0.5%
Pollution Control	0.8%
Transportation	2.2%
Tobacco	2.5%
General Obligations	2.6%
Housing	3.6%
Airports	4.6%
Health Care	9.5%
Education	16.8%
Nursing Homes	17.0%
Industrial Development	18.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.4%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.9%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.9%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.8%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/47	0.7%
Maryland State, Health & Higher Educational Facilities Authority	5.250%	07/01/52	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRMX-SAR-2026

City National Rochdale Funds

City National Rochdale Fixed Income Opportunities Fund

Class N Shares - RIMOX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$56	1.11%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,560,119	1,266	$3,966	17%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Warrants	0.0%
Forward Foreign Currency Contracts	0.3%
Common Stock	0.3%
Note	0.6%
Sovereign Debt	0.8%
Limited Partnerships	1.2%
Convertible Bonds	1.5%
Short-Term Investment	3.4%
Non-Listed Business Development Companies	5.9%
Loan Participations	15.9%
Collateralized Loan Obligations	19.1%
Corporate Bonds	50.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	—	—	4.8%
TCW Direct Lending LLC	—	—	1.1%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR, EUR003M + 1.350%	3.366%	10/15/37	1.0%
Oberland Capital Healthcare Solutions LP	—	—	0.7%
Petroleos de Venezuela	8.500%	10/27/20	0.7%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	5.298%	04/25/37	0.6%
City National Rochdale FIOF Investments (Ireland) Limited	—	—	0.6%
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	—	—	0.5%
YPF	9.500%	01/17/31	0.5%
Sycamore Tree CLO, Ser 2024-3A, Cl A1R, TSFR3M + 1.650%	5.318%	04/20/37	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RIMOX-SAR-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable, as City National Rochdale Funds (the “Registrant”) is not a listed issuer as defined in Rule 10-A under the Securities Exchange Act of 1934, as amended.

Item 6. Investments

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CITY NATIONAL ROCHDALE FUNDS

2026 SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Financials and Other Information

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	2
Statements of Assets and Liabilities	73
Statements of Operations	74
Statements of Changes in Net Assets	76
Financial Highlights	78
Notes to Financial Statements	80
Other Information (Form N-CSRS Items 8-11)	89

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [57.0%]
Federal Farm Credit Bank (FFCB) [13.6%]
United States [13.6%]
FFCB
3.775%, SOFR + 0.125%, 07/09/26(A)	$100,000	$100,000
3.775%, SOFR + 0.125%, 08/06/26(A)	150,000	150,000
3.785%, SOFR + 0.135%, 09/16/26(A)	100,000	100,000
3.785%, SOFR + 0.135%, 11/18/26(A)	215,000	215,000
3.790%, SOFR + 0.140%, 12/02/26(A)	100,000	100,000
3.785%, SOFR + 0.135%, 12/09/26(A)	150,000	150,000
FFCB DN
3.643%, 04/07/26	187,000	186,886
3.655%, 04/21/26	100,000	99,798

Federal Home Loan Bank (FHLB) [39.1%]
United States [39.1%]
FHLB
0.750%, 06/12/26	50,000	49,707
3.785%, SOFR + 0.135%, 12/11/26(A)	100,000	100,000
FHLB DN
3.591%, 04/02/26(B)	250,000	249,975
3.574%, 04/06/26(B)	195,000	194,904
3.577%, 04/08/26(B)	200,000	199,862
3.607%, 04/15/26(B)	200,000	199,722
3.638%, 04/29/26(B)	200,000	199,439
3.643%, 05/06/26(B)	350,000	348,770
3.642%, 05/15/26(B)	80,000	79,647
3.650%, 05/20/26(B)	100,000	99,506
3.660%, 05/22/26(B)	150,000	149,227
3.636%, 05/27/26(B)	500,000	497,200
3.646%, 06/10/26(B)	200,000	198,595
3.663%, 06/22/26(B)	100,000	99,174
3.673%, 06/26/26(B)	135,000	133,826
3.675%, 07/17/26(B)	80,000	79,137
3.609%, 07/29/26(B)	100,000	98,828
3.680%, 09/18/26(B)	100,000	98,294
3.760%, 01/21/27(B)	100,000	97,013

Federal National Mortgage Association (FNMA) [4.3%]
United States [4.3%]
FNMA
3.790%, SOFR + 0.140%, 11/20/26(A)	$54,000	$54,000
FNMA DN
3.587%, 04/02/26	200,000	199,980
3.665%, 06/26/26	100,000	99,133

Total U.S. Government Agency Obligations
(Cost $4,627,623)		4,627,623

U.S. Treasury Obligations [20.4%]
United States [20.4%]
United States Treasury Bills
3.650%, 04/02/26(B)	300,000	299,970
3.641%, 04/07/26(B)	200,000	199,879
3.639%, 04/23/26(B)	200,000	199,557
3.642%, 05/14/26(B)	100,000	99,569
3.528%, 06/25/26(B)	100,000	99,181
3.786%, 03/18/27(B)	100,000	96,444
United States Treasury Notes
4.875%, 04/30/26	100,000	100,066
4.875%, 05/31/26	214,000	214,371
0.875%, 06/30/26	100,000	99,320
4.375%, 08/15/26	100,000	100,235
1.625%, 09/30/26	50,000	49,509
3.875%, 03/31/27	100,000	100,112

Total U.S. Treasury Obligations
(Cost $1,658,213)		1,658,213

Short-Term Investments [3.8%]
Goldman Sachs Financial Square Funds - Government Fund, 3.590%**	165,518,639	165,519
Morgan Stanley Institutional Liquidity Funds - Institutional Select, 3.520%**	137,471,491	137,471

Total Short-Term Investments
(Cost $302,990)		302,990

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Repurchase Agreements [17.2%]
Barclays (C)
3.540%, dated 03/31/26, repurchased on 05/08/25, repurchase price $200,519,935 (collateralized by various U.S. Treasury obligations, par values ranging from $24,774,200-$206,515,900, 1.250%-2.750%, 04/30/2027-08/15/2031; with a total market value of $204,000,073)	$200,000	$200,000
Barclays (C)
3.450%, dated 03/31/26, repurchased on 04/01/25, repurchase price $50,144,221 (collateralized by a U.S. Treasury obligation, par value $49,357,500, 4.500%, 05/31/2029; with a total market value of $51,000,058)	50,000	50,000
Barclays MBS (C)
3.500%, dated 03/31/26, repurchased on 04/01/25, repurchase price $100,292,623 (collateralized by various U.S. Treasury obligations, par values ranging from $1,464,196-$56,239,600, 2.500%-6.000%, 05/31/2029-03/20/2066; with a total market value of $161,786,471)	100,000	100,000
Daiwa (C)
3.500%, dated 03/31/26, repurchased on 04/03/23, repurchase price $48,141,836 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$27,811,496, 0.000%-8.500%, 07/07/2026-09/01/2062; with a total market value of $49,440,043)	48,000	48,000
Daiwa MBS (C)
3.520%, dated 03/31/26, repurchased on 04/01/25, repurchase price $200,594,361 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$39,698,788, 3.000%-6.500%, 01/01/2035-03/01/2056; with a total market value of $206,000,000)	$200,000	$200,000
Goldman Sachs (C)
3.580%, dated 03/31/26, repurchased on 04/01/25, repurchase price $700,069,839 (collateralized by various U.S. Treasury obligations, par values ranging from $112,801,189-$298,386,719, 0.000%-4.625%, 04/30/2028-02/15/2046; with a total market value of $714,000,001)	700,000	700,000
TD Securities (C)
3.660%, dated 03/31/26, repurchased on , repurchase price $100,121,104 (collateralized by various U.S. Treasury obligations, par values ranging from $19,887,430-$21,238,044, 6.000%, 03/20/2066; with a total market value of $42,213,531)	100,000	100,000

Total Repurchase Agreements
(Cost $1,398,000)		1,398,000

Total Investments [98.4%]
(Cost $7,986,826)		$7,986,826

Percentages are based on net assets of $8,118,689 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2026.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Interest rate represents the security’s effective yield at the time of purchase.

(C)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Government Money Market Fund

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of March 31, 2026, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$4,627,623	$—	$4,627,623
U.S. Treasury Obligations	—	1,658,213	—	1,658,213
Short-Term Investments	302,990	—	—	302,990
Repurchase Agreements	—	1,398,000	—	1,398,000
Total Investments in Securities	$302,990	$7,683,836	$—	$7,986,826

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.7%]
Alabama [2.7%]
Baldwin County. Industrial Development Authority, RB, AMT
Callable 12/01/32 @ 100
4.300%, 03/01/56(A)(B)	$750	$727
Black Belt Energy Gas District, Ser A, RB
Callable 02/01/32 @ 100
5.250%, 05/01/56(A)	5,000	5,090
Black Belt Energy Gas District, Ser E, RB
Callable 02/01/35 @ 100
5.000%, 12/01/55(A)	1,250	1,322
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,091
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,850
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	952
Southeast Energy Authority A Cooperative District, Ser E, RB
Callable 07/01/30 @ 100
5.000%, 10/01/30	3,000	3,183
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,007

Total Alabama		20,222

Arizona [2.4%]
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.875%, 03/01/55(B)	2,000	2,056
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.750%, 03/01/65(B)	3,000	3,032
Arizona State, Industrial Development Authority, RB
Callable 01/01/35 @ 100
5.125%, 01/01/59	$375	$345
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	299
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	164
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,346
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 05/04/26 @ 100
5.000%, 07/01/45(B)	3,300	3,145
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 05/04/26 @ 100
7.000%, 12/15/43	1,500	1,500
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,140
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	935

Total Arizona		17,962

Arkansas [0.7%]
Arkansas State, Development Finance Authority, RB, AMT
4.250%, 09/01/46(A)(B)	5,000	4,965

California [5.8%]
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,743

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	$3,000	$2,481
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 05/04/26 @ 100
5.500%, 11/01/45(B)	4,000	4,000
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	999
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,137
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	1,275	14
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,081
California State, Public Finance Authority, RB
8.500%, 03/01/34(B)	1,000	960
California State, Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.200%, 06/01/44(B)	2,875	2,799
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	52
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 05/04/26 @ 100
6.000%, 10/01/49	1,120	1,107
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 05/04/26 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 05/04/26 @ 100
5.625%, 10/01/34	$570	$570
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,526
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	509
California State, Statewide Communities Development Authority, RB
Callable 04/24/26 @ 100
5.250%, 12/01/44	4,000	4,005
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,069
City & County of San Francisco California Infrastructure & Revitalization Financing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,239
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,725
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,320
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	767
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	1,000	701

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	$3,200	$3,201
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/44	2,000	2,128

Total California		43,133

Colorado [11.6%]
9th Avenue Metropolitan District No. 2, GO
Callable 05/04/26 @ 101
5.000%, 12/01/48	1,000	976
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	3,074
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 05/04/26 @ 102
5.000%, 12/01/35	729	628
Broadway Station Metropolitan District No. 3, GO
Callable 05/04/26 @ 102
5.000%, 12/01/49	1,500	1,006
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 04/24/26 @ 101
5.375%, 12/01/48	1,775	1,738
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/15/54	1,000	984
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	431
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,132
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 05/04/26 @ 100
5.250%, 07/01/46(B)	$1,930	$1,927
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 05/04/26 @ 100
5.000%, 07/01/36(B)	1,415	1,415
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,683
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
3.000%, 11/15/51	5,500	3,939
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/32 @ 103
5.250%, 05/15/48	1,000	1,010
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,094
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,271
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,776
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 05/04/26 @ 100
5.750%, 01/01/44	2,000	2,001
Constitution Heights Metropolitan District, GO
Callable 05/04/26 @ 103
5.000%, 12/01/49	1,245	1,167
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 04/24/26 @ 100
4.000%, 12/01/48	850	708

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Eastern Hills Metropolitan District No. 10, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	$3,000	$3,046
Elora Metropolitan District, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,051
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	648
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,134
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 04/24/26 @ 103
5.875%, 12/01/50	1,195	1,207
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,856
Haymeadow Metropolitan District No. 1, Ser A, GO
Callable 03/01/30 @ 103
6.125%, 12/01/54	1,000	1,020
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 05/04/26 @ 101
4.375%, 12/01/47	250	228
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 05/04/26 @ 101
4.125%, 12/01/40	575	540
Lafferty Canyon Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.625%, 12/01/55	1,445	1,451
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,371
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	850
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(D)	7,335	5,668
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	$1,250	$1,228
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	3,435	3,376
North Range Metropolitan District No. 3, Ser A, GO
Callable 04/24/26 @ 103
5.250%, 12/01/50	3,000	3,003
Parterre Metropolitan District No. 5, Ser A, GO
Callable 06/01/30 @ 103
6.125%, 12/01/55	1,500	1,560
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	907
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,950
Red Barn Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.500%, 12/01/55	1,800	1,793
Regional Transportation District, RB
4.000%, 07/15/40	500	473
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,707
Southglenn, Metropolitan District, GO
Callable 05/04/26 @ 100
5.000%, 12/01/46	1,551	1,454
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	504
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,029
Vermilion Creek Metropolitan District No. 3, GO
Callable 06/01/30 @ 103
5.875%, 12/01/55	3,425	3,478

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village at Dry Creek Metropolitan District No. 2, GO
Callable 05/04/26 @ 102
4.375%, 12/01/44	$624	$617
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	235
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 04/24/26 @ 102
5.375%, 12/01/48	1,263	1,236
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,321

Total Colorado		84,901

District of Columbia [0.7%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,003

Florida [7.9%]
Alachua County, Health Facilities Authority, RB
Callable 05/04/26 @ 100
6.375%, 11/15/49(C)	1,610	24
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,327
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,464
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	1,750	1,533
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,502
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,461
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	$1,915	$1,832
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	830
County of Miami-Dade Florida Aviation Revenue, Ser A, RB, AMT
Callable 10/01/29 @ 100
5.000%, 10/01/49	2,000	1,996
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	711
County of Okaloosa Florida, RB
Callable 05/15/32 @ 103
5.750%, 05/15/55(B)	1,000	1,013
East Nassau Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/45	3,205	3,310
Florida Local Government Finance Commission, RB
Callable 11/15/32 @ 103
6.750%, 11/15/55(B)	1,000	1,035
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.125%, 06/15/50(B)	2,600	2,685
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.000%, 06/15/45(B)	1,500	1,572
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47(B)	3,250	3,289
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	94
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	205

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	$450	$391
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	240
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	2,972
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,413
Florida State, Development Finance, RB, AMT
Callable 05/04/26 @ 101
5.000%, 05/01/29(B)	3,500	3,525
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 05/04/26 @ 100
6.125%, 06/15/44(B)	3,000	3,001
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 05/04/26 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/56	1,500	1,549
Lakewood Ranch Stewardship District, SPA
Callable 05/01/35 @ 100
5.800%, 05/01/45	1,000	1,057
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,078
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	536
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,828
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 05/04/26 @ 100
5.250%, 09/15/44	2,500	2,428
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 05/04/26 @ 100
5.750%, 09/15/35(B)	$1,605	$1,606
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	807
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,390	2,449
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	1,000	930
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	495	475
Village Community Development District No. 16, SPA
Callable 05/01/33 @ 100
5.125%, 05/01/56	1,000	966

Total Florida		58,246

Georgia [1.0%]
Atlanta Georgia Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/35	4,000	3,993
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47(C)	4,000	1,600
Main Street Natural Gas, Ser E, RB
Callable 09/01/32 @ 100
5.000%, 05/01/55(A)	2,000	2,098

Total Georgia		7,691

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	$2,250	$2,160

Illinois [9.7%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	300	303
Bridgeview Village, Ser A, GO
Callable 05/04/26 @ 100
5.750%, 12/01/35	2,000	2,001
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,570
Chicago, O’Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,297
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,046
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,068
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,048
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,095	4,183
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	721
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	361
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	310
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	186
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	$4,250	$3,935
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,696
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,627
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,055	2,089
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,385
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	330	337
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	480	490
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,605	1,623
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	520	523
Illinois State, Finance Authority, Ser S, RB
Callable 04/24/26 @ 100
5.000%, 12/01/37	2,425	2,286
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,439
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 05/04/26 @ 100
5.600%, 01/01/56(B)	5,970	5,721

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Morton Grove, Tax Increment Revenue, TA
Callable 05/04/26 @ 100
5.000%, 01/01/39	$2,000	$1,990
Morton Grove, Tax Increment Revenue, TA
Callable 05/04/26 @ 100
4.250%, 01/01/29	460	460
Schaumburg Cook & DuPage Counties Illinois, TA
Callable 10/24/30 @ 100
6.125%, 12/30/38(B)	3,000	3,003
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/04/26 @ 100
5.350%, 03/01/31	70	50
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	1,965
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,536
Village of Gilberts, RB
Callable 04/19/26 @ 100
5.000%, 11/15/34	1,293	1,274
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,045	4,057
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	393	388
Village of Lincolnwood Il, Ser B, RB
Callable 01/29/30 @ 100
5.750%, 12/01/43(B)	700	712
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	760
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
4.500%, 12/31/38	1,680	1,540

Total Illinois		70,980

Indiana [2.7%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	$2,745	$2,472
Indiana State, Finance Authority, RB
Callable 08/15/27 @ 100
5.000%, 08/15/51	5,000	5,014
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,941
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	5,031
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	617
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,297
Terre Haute, Westminster Village Project, RB
Callable 05/04/26 @ 100
6.000%, 08/01/39	2,355	1,895

Total Indiana		20,267

Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 05/04/26 @ 100
5.000%, 06/01/36	2,000	2,000

Kansas [1.0%]
Manhattan Kansas, Ser A, RB
Callable 06/01/32 @ 103
5.500%, 06/01/55	1,000	994
Manhattan Kansas, Ser A, RB
Callable 06/01/32 @ 103
5.500%, 06/01/60	1,275	1,253
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,346

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wyandotte County, Kansas City Unified Government, RB
Callable 04/24/26 @ 100
5.750%, 09/01/32	$4,080	$3,907

Total Kansas		7,500

Kentucky [0.3%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,000	1,662
Kentucky State, Public Energy Authority, Ser B, RB
Callable 09/01/33 @ 100
5.000%, 12/01/33	1,000	1,009

Total Kentucky		2,671

Louisiana [—%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 05/04/26 @ 100
10.500%, 07/01/39(C)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (C)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 05/02/26 @ 100
8.375%, 07/01/39(C)	3,474	—

Total Louisiana		—

Maryland [3.1%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,002
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	790
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,572
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	780	779
Howard County, Downtown Columbia Project, Ser A, TA
Callable 05/04/26 @ 100
4.500%, 02/15/47(B)	$1,250	$1,161
Howard County, Downtown Columbia Project, Ser A, TA
Callable 05/04/26 @ 100
4.375%, 02/15/39(B)	1,000	983
Maryland State, Economic Development, RB
Callable 03/27/30 @ 105
5.000%, 07/01/48(A)(B)	1,000	1,066
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	793
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	713
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/35 @ 100
5.250%, 07/01/52	5,000	5,157
Prince George’s County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,968
Prince George’s County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,003
State of Maryland Department of Transportation, RB, AG, AMT
Callable 08/01/34 @ 100
5.250%, 08/01/49	3,000	3,099
Westminster, Luther Village Millers Grant Project, RB
Callable 05/04/26 @ 100
6.250%, 07/01/44	1,780	1,781
Westminster, Luther Village Millers Grant Project, RB
Callable 05/04/26 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 05/04/26 @ 100
6.000%, 07/01/34	1,115	1,116

Total Maryland		23,733

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Massachusetts [1.1%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	$3,500	$2,827
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	715
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,662

Total Massachusetts		8,204

Michigan [1.9%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	638
Kalamazoo Economic Development, RB
Callable 02/15/33 @ 103
6.250%, 08/15/56(B)	1,000	1,005
Kalamazoo Economic Development, RB
Callable 02/15/33 @ 103
6.250%, 08/15/61(B)	1,000	1,001
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,471
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,300
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,263
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 05/04/26 @ 100
6.500%, 12/01/40	3,745	3,668
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/04/26 @ 100
5.875%, 12/01/30	$1,360	$1,360
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	851

Total Michigan		13,557

Minnesota [1.2%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 05/04/26 @ 102
4.750%, 11/01/35	3,000	2,883
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 05/04/26 @ 100
5.250%, 06/01/58	2,840	2,451
Minneapolis State, Riverton Community Housing Project, RB
Callable 05/04/26 @ 101
5.000%, 08/01/53	500	452
Minneapolis State, Riverton Community Housing Project, RB
Callable 05/04/26 @ 101
4.750%, 08/01/43	1,600	1,513
Minneapolis-St. Paul Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/42	1,500	1,598

Total Minnesota		8,897

Missouri [2.4%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 05/04/26 @ 100
4.000%, 03/01/42	985	846

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 05/04/26 @ 100
3.625%, 03/01/33	$495	$455
Kansas City, Industrial Development Authority, Ser A, RB
Callable 05/04/26 @ 100
5.000%, 04/01/36(B)	1,000	1,000
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,545
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 04/24/26 @ 101
5.000%, 08/15/46	2,000	1,844
Lees Summit, Industrial Development Authority, RB
Callable 04/24/26 @ 103
5.000%, 08/15/42	2,500	2,423
St. Louis County, Industrial Development Authority, Senior Living Facilities Friendship Village, RB
Callable 05/04/26 @ 103
5.125%, 09/01/48	500	497
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/04/26 @ 100
4.375%, 05/15/36	1,480	1,448
St. Louis, Industrial Development Authority, RB
Callable 05/04/26 @ 103
5.250%, 09/01/53	2,000	1,986
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,278
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,580	1,609

Total Missouri		17,931

Nevada [2.1%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	$905	$916
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
4.000%, 09/01/51	225	184
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
3.500%, 09/01/45	650	511
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	815	684
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	185	170
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	502
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	497
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	385
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 04/24/26 @ 100
5.000%, 12/01/35	795	795
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	670	599
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	700	706
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,045	729

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	$935	$739
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	262
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	700	669
Las Vegas, Special Improvement District No. 819, SPA
Callable 12/01/35 @ 100
5.500%, 06/01/55	850	855
Las Vegas, Special Improvement District No. 819, SPA
Callable 12/01/35 @ 100
5.250%, 06/01/45	325	330
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
6.250%, 12/15/37(B)	78	—
Nevada State, Department of Business & Industry, Ser A, RB
Callable 04/24/26 @ 100
5.000%, 12/15/38(B)	1,000	1,000
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 04/24/26 @ 100
5.000%, 12/15/35(B)	1,595	1,595
Reno Nevada, SPA
Callable 06/01/35 @ 100
5.250%, 06/01/54(B)	850	831
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	12,000	1,868

Total Nevada		14,827

New Hampshire [0.9%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 05/04/26 @ 103
5.750%, 07/01/54(B)	1,250	1,231
New Hampshire, Business Finance Authority, Ser A, RB
Callable 05/04/26 @ 103
5.625%, 07/01/46(B)	$500	$501
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 05/04/26 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,574

Total New Hampshire		6,306

New Jersey [2.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 05/04/26 @ 100
5.250%, 09/15/29	530	531
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	395
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,102
New Jersey State, Economic Development Authority, RB, AMT
Callable 05/04/26 @ 100
5.625%, 11/15/30	1,000	1,001
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,175
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,241
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	355	378
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	645	659

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(E)	$1,410	$1,484
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,542
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 04/29/26 @ 100
5.250%, 06/15/41	4,245	4,249
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,514

Total New Jersey		18,271

New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	500
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	500
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,686

Total New Mexico		2,686

New York [6.5%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,584
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,004
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,520
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	$1,000	$979
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	2,952
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	1,990
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/35 @ 100
5.000%, 03/15/47	5,000	5,206
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	934
New York State, Transportation Development, American Airlines, RB, AMT
Callable 04/24/26 @ 100
5.000%, 08/01/26	535	535
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,645
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,078
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	811
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,072

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	$1,235	$1,284
New York State, Transportation Development, RB, AMT
Callable 06/30/34 @ 100
6.000%, 06/30/55	4,250	4,469
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,073
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,135
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,746
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,017
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,503
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	5,862

Total New York		48,399

North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	202

North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 05/04/26 @ 100
5.200%, 04/15/46	1,100	1,051
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (C)	$5,000	$—

Total North Dakota		1,051

Ohio [2.1%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	2,930
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,613
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	513
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,000	2,905
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 05/04/26 @ 100
5.000%, 02/15/48	250	234
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,489
Ohio State, Housing Finance Agency, RB
Callable 07/01/30 @ 105
6.375%, 01/01/45(B)	3,365	3,497

Total Ohio		15,181

Oklahoma [0.4%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47	718	37
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	1,874

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	$1,000	$973
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	24
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	1,664	11

Total Oklahoma		2,919

Oregon [0.7%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 04/24/26 @ 102
5.375%, 11/15/55	875	853
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,117
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,510
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,754

Total Oregon		5,234

Pennsylvania [2.7%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/51	2,000	1,996
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,745
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	$1,500	$1,523
Berks County, Municipal Authority, RB
Callable 04/24/26 @ 100
5.000%, 06/30/39	4,778	4,495
Berks County, Municipal Authority, RB
Callable 04/24/26 @ 90
0.000%, 11/15/29(D)	2,387	1,756
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 05/04/26 @ 100
5.250%, 12/01/45	1,400	1,135
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	500	490
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	738
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	2,910	2,182
Franklin County, Industrial Development Authority, RB
Callable 05/04/26 @ 103
5.000%, 12/01/49	780	694
Franklin County, Industrial Development Authority, RB
Callable 05/04/26 @ 103
5.000%, 12/01/54	1,000	861
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	649

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	$1,235	$1,238

Total Pennsylvania		19,502

Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 04/19/26 @ 21
0.000%, 06/01/52(F)	21,270	2,909

South Carolina [0.9%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,000	867
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	335	332
South Carolina Jobs-Economic Development Authority, RB
Callable 05/01/34 @ 100
5.500%, 11/01/45	4,750	5,121

Total South Carolina		6,320

Tennessee [1.0%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 05/04/26 @ 102
4.000%, 11/01/45	5,000	4,338
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	2,795	2,828
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	305	308

Total Tennessee		7,474

Texas [8.0%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	867
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 05/04/26 @ 100
7.125%, 03/01/44	$2,300	$2,300
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 05/04/26 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	496
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,510
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	950
Horizon, Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	1,000	856
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,274
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,301
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	258
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,565
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 05/04/26 @ 101
5.000%, 07/01/36	3,410	3,413
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 05/04/26 @ 101
5.000%, 07/01/46	1,250	1,188

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36(C)	$3,385	$3,385
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37(C)	545	545
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,350
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,742	6,787
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 10/01/32 @ 103
6.500%, 10/01/60	1,125	1,145
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 05/04/26 @ 100
5.000%, 08/15/40(B)	4,750	4,412
Newark, Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	1,000	893
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	5,894
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,002
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	222
Port of Beaumont Navigation District, RB, AMT
Callable 05/04/26 @ 101
2.875%, 01/01/41(B)	250	178
Port of Beaumont Navigation District, RB, AMT
Callable 05/04/26 @ 101
2.750%, 01/01/36(B)	1,000	778
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	4,950	—
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48(C)	$5,720	$4,648
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	3,280	2,665
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,859
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	638

Total Texas		58,779

Utah [0.9%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,915
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	500
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	775
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	3,710	3,196

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	$959	$962

Total Utah		7,348

Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,274
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,100	2,123

Total Virginia		5,397

Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	405
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,468
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 05/04/26 @ 102
5.000%, 07/01/48(B)	1,650	1,509
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,603

Total Washington		7,985

West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,610	2,179

Wisconsin [6.5%]
Hartford, Public Finance Authority, RB
Callable 05/04/26 @ 100
5.000%, 09/01/38(B)	$1,580	$1,581
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.500%, 06/15/55	2,250	2,116
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	100	108
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,178
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,450
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,357
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	63
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	52
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,372
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,088
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	494
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,629
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	500
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,635
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,378

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	$540	$451
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,836
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 05/04/26 @ 100
5.250%, 12/01/49	4,000	3,526
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	4,625	4,625
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,217
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 05/04/26 @ 100
5.625%, 07/01/44	3,500	3,498
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 05/04/26 @ 100
5.375%, 07/01/34	1,845	1,845
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 04/24/26 @ 100
5.000%, 02/01/36(B)	3,000	3,000
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,602
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	748
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 05/04/26 @ 100
5.875%, 04/01/45	$3,000	$3,000

Total Wisconsin		47,349

Puerto Rico [3.8%]
Children’s Trust Fund, RB
Callable 05/04/26 @ 100
5.625%, 05/15/43	2,000	2,032
Children’s Trust Fund, Ser A, RB
Callable 05/04/26 @ 10
0.000%, 05/15/57(F)	25,000	1,156
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	5,685	3,937
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	4,912
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	816
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 05/04/26 @ 100
4.500%, 07/01/34	10,005	10,005
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,328
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	28

Total Puerto Rico		28,214

Total Municipal Bonds
(Cost $764,355)		728,555

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Shares	Value (000)
Common Stock [0.0%]
[0.0%]
Nassau County, Industrial Development Agency	4,357,851	$—

Total Common Stock
(Cost $—)		—

Short-Term Investment [0.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.540%**	1,116,854	1,117

Total Short-Term Investment
(Cost $1,117)		1,117

Total Investments [98.9%]
(Cost $765,472)		$729,672

Percentages are based on net assets of $737,839 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2026.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $227,775 (000), representing 30.9% of the net assets of the Fund.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(F)	Zero coupon security.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$728,555	$—	$728,555
Common Stock	—	—	—	—
Short-Term Investment	1,117	—	—	1,117
Total Investments in Securities	$1,117	$728,555	$—	$729,672

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [50.9%]
Aerospace / Defense [0.4%]
AAR Escrow Issuer
6.750%, 03/15/29(A)		$98	$100
TransDigm
6.750%, 08/15/28(A)		2,580	2,611
6.750%, 01/31/34(A)		125	127
TransDigm
6.375%, 03/01/29(A)		625	634
6.375%, 05/31/33(A)		125	124
TransDigm
6.875%, 12/15/30(A)		700	717
TransDigm
6.625%, 03/01/32(A)		975	994
TransDigm
6.250%, 01/31/34(A)		75	76
TransDigm
6.125%, 07/31/34(A)		375	369

Total Aerospace / Defense			5,752

Agricultural [0.4%]
Kernel Holding
6.750%, 10/27/27		5,281	5,108
MHP Lux
10.500%, 07/28/29(A)		260	261
MHP Lux
6.250%, 09/19/29		665	597

Total Agricultural			5,966

Air Freight & Logistics [0.0%]
SGL Group ApS
6.777%, EUR003M + 4.750%, 04/22/30(B)	EUR	150	161
SGL Group ApS
6.274%, EUR003M + 4.250%, 02/24/31(B)	EUR	145	154

Total Air Freight & Logistics			315

Airlines [0.1%]
Allegiant Travel
7.250%, 08/15/27(A)		918	919
American Airlines
5.500%, 04/20/26(A)		175	175

Total Airlines			1,094

Airport Develop/Maint [0.4%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		$1,990	$2,028
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		2,030	2,010
TAV Havalimanlari Holding
8.500%, 12/07/28		1,995	2,032

Total Airport Develop/Maint			6,070

Apparel/Textiles [0.0%]
Under Armour
7.250%, 07/15/30(A)		535	541

Auto Rent & Lease [0.1%]
Upbound Group
6.375%, 02/15/29(A)		1,765	1,710

Automobile Components [0.0%]
Grupo Antolin Irausa
3.500%, 04/30/28	EUR	750	494

Automotive [0.7%]
Adient Global Holdings
8.250%, 04/15/31(A)		300	311
Adient Global Holdings
7.500%, 02/15/33(A)		725	733
Clarios Global
6.750%, 02/15/30(A)		325	332
6.750%, 09/15/32(A)		1,500	1,512
Cyprium
6.125%, 04/15/31(A)		225	223
Cyprium
6.375%, 04/15/34(A)		325	316
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	844
Ford Motor Credit
4.271%, 01/09/27		950	946
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,692
Forvia
6.750%, 09/15/33(A)		575	561
IHO Verwaltungs GmbH
8.000%, 11/15/32(A)		1,400	1,434
JB Poindexter
8.750%, 12/15/31(A)		400	405

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ZF North America Capital
7.125%, 04/14/30(A)		$200	$197

Total Automotive			11,506

Autoparts [0.2%]
American Axle & Manufacturing
6.875%, 07/01/28		315	314
Metalsa Sapi De Cv
3.750%, 05/04/31		503	436
3.750%, 05/04/31(A)		2,955	2,564

Total Autoparts			3,314

Banks [4.7%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/74(A) (B)		6,985	7,008
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/74(A) (B)		3,580	3,160
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/75(B)		1,320	1,381
7.500%, H15T5Y + 3.767%, 03/12/75(A) (B)		1,950	2,041
Banco General
5.250%, H15T10Y + 3.665%, 11/07/74(B)		2,625	2,451
Banco Macro
8.000%, 01/28/31(A)		3,510	3,563
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,178
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/75(A) (B)		1,350	1,387
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		2,010	2,108
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		2,097	2,068
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/75(B)		$2,600	$2,508
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/74(B)		3,030	3,146
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, H15T5Y + 2.650%, 01/18/33(B)		4,167	4,049
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	5,161
Freedom Mortgage
12.250%, 10/01/30(A)		533	575
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	120,496	604
Ipoteka-Bank ATIB
17.500%, 10/09/28	UZS	8,020,000	671
Ipoteka-Bank ATIB
6.450%, 10/09/30		2,020	2,001
Jscb Agrobank
9.250%, 10/02/29		470	502
9.250%, 10/02/29(A)		3,000	3,205
OTP Bank Nyrt, MTN
7.300%, H15T5Y + 2.861%, 07/30/35(B)		3,800	3,911
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/75(C) (D)		3,615	—
Standard Chartered
7.000%, H15T5Y + 2.873%, 05/14/74(B)		2,100	2,060
TBC Bank JSC
10.250%, H15T5Y + 5.637%, 10/30/74(B)		1,325	1,403
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,138
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/27	UZS	7,100,000	616
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	612

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
9.250%, 10/16/28(A)	$3,950	$4,207

Total Banks		72,717

Broadcasting & Cable [0.7%]
Cable One
4.000%, 11/15/30(A)	1,640	1,142
CCO Holdings
7.375%, 02/01/36(A)	1,190	1,177
Charter Communications Operating
6.484%, 10/23/45	2,693	2,487
CSC Holdings
11.250%, 05/15/28(A)	1,605	1,311
Directv Financing
8.875%, 02/01/30(A)	1,188	1,185
Discovery Communications
5.000%, 09/20/37	290	210
Grupo Televisa
5.250%, 05/24/49	1,510	928
Nexstar Media
6.500%, 09/15/33(A)	590	595
Nexstar Media
7.250%, 04/15/34(A)	590	592
Time Warner Cable
5.875%, 11/15/40	530	480

Total Broadcasting & Cable		10,107

Building & Construction [1.0%]
Ashton Woods USA
6.875%, 08/01/33(A)	1,315	1,267
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/32(A)	2,455	2,480
Dream Finders Homes
8.250%, 08/15/28(A)	1,698	1,713
Forestar Group
5.000%, 03/01/28(A)	628	621
Knife River
7.750%, 05/01/31(A)	1,380	1,428
LGI Homes
8.750%, 12/15/28(A)	590	603
Limak Cimento Sanayi ve Ticaret
9.750%, 07/25/29	1,930	1,900
Risewell Homes
9.250%, 10/01/29(A)	1,709	1,724
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)	590	585
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)	$1,665	$1,716
Weekley Homes
6.750%, 01/15/34(A)	1,305	1,249
Winnebago Industries
6.250%, 07/15/28(A)	292	291
Yuksel Insaat
9.500%, 11/10/15(C)	12,655	127

Total Building & Construction		15,704

Building Materials [0.8%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	343
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	379
CP Atlas Buyer
9.750%, 07/15/30(A)	500	469
CP Atlas Buyer
12.750%, 01/15/31(A)	617	477
Installed Building Products
5.625%, 02/01/34(A)	100	97
Masterbrand
7.000%, 07/15/32(A)	1,580	1,543
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)	475	455
MIWD Holdco II
5.500%, 02/01/30(A)	500	431
Patrick Industries
6.375%, 11/01/32(A)	600	600
Quikrete Holdings
6.375%, 03/01/32(A)	1,733	1,756
Quikrete Holdings
6.750%, 03/01/33(A)	625	635
QXO Building Products
6.750%, 04/30/32(A)	1,000	1,017
Standard Building Solutions
6.500%, 08/15/32(A)	475	475
Standard Building Solutions
6.250%, 08/01/33(A)	200	197
Standard Industries
4.750%, 01/15/28(A)	900	890
TopBuild
5.625%, 01/31/34(A)	575	563

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
White Capital Supply Holdings
7.375%, 11/15/30(A)	$1,570	$1,523

Total Building Materials		11,850

Building-Heavy Construct [0.9%]
Arcosa
6.875%, 08/15/32(A)	775	794
ATP Tower Holdings
7.875%, 02/03/30(A)	3,700	3,745
HTA Group
7.500%, 06/04/29(A)	3,122	3,172
HTA Group
6.750%, 04/01/31(A)	540	534
IHS Holding
8.250%, 11/29/31	1,970	2,020
IRB Infrastructure Developers
7.110%, 03/11/32	3,700	3,712

Total Building-Heavy Construct		13,977

Cable Satellite [0.9%]
CCO Holdings
5.125%, 05/01/27(A)	488	487
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,190
CCO Holdings
4.500%, 08/15/30(A)	550	514
4.500%, 05/01/32	150	134
CCO Holdings
4.250%, 02/01/31(A)	150	137
4.250%, 01/15/34(A)	900	769
CCO Holdings
7.375%, 03/01/31(A)	1,139	1,157
CCO Holdings
4.750%, 02/01/32(A)	700	633
CCO Holdings
7.000%, 02/01/33(A)	250	250
CSC Holdings
4.125%, 12/01/30(A)	200	119
CSC Holdings
3.375%, 02/15/31(A)	400	235
CSC Holdings
4.500%, 11/15/31(A)	775	459
DIRECTV Holdings
5.875%, 08/15/27(A)	682	680
Sirius XM Radio
4.000%, 07/15/28(A)	325	314
Sirius XM Radio
5.500%, 07/01/29(A)	$850	$846
Sirius XM Radio
3.875%, 09/01/31(A)	350	317
Sirius XM Radio
5.875%, 04/15/32(A)	175	174
Sunrise FinCo I BV
4.875%, 07/15/31(A)	875	833
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	800	785
Virgin Media Finance
5.000%, 07/15/30(A)	700	574
Virgin Media Secured Finance
5.500%, 05/15/29(A)	1,425	1,368
Virgin Media Secured Finance
4.500%, 08/15/30(A)	575	510
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,305	1,124
VZ Secured Financing BV
5.000%, 01/15/32(A)	400	343
Ziggo Bond BV
5.125%, 02/28/30(A)	425	365
Ziggo BV
4.875%, 01/15/30(A)	350	327

Total Cable Satellite		14,644

Chemicals [1.7%]
ARC Falcon I
9.750%, 03/01/33(A)	665	640
Ashland
3.375%, 09/01/31(A)	600	537
Celanese US Holdings
7.050%, 11/15/30	245	259
Celanese US Holdings
6.750%, 04/15/33	875	897
Celanese US Holdings
7.200%, 11/15/33	1,095	1,167
Celanese US Holdings
7.375%, 02/15/34	500	512
Consolidated Energy Finance
12.000%, 02/15/31(A)	470	462
GC Treasury Center
6.500%, H15T5Y + 2.815%, 06/10/74(A) (B)	1,890	1,837

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
GC Treasury Center
7.125%, H15T5Y + 3.162%, 03/10/75(B)		$1,250	$1,219
HB Fuller
4.250%, 10/15/28		575	555
Illuminate Buyer
9.000%, 07/01/28(A)		123	123
INEOS Finance
6.750%, 05/15/28(A)		1,440	1,392
Italmatch Chemicals
6.154%, EUR003M + 4.125%, 02/05/31(B)	EUR	100	112
Mativ Holdings
8.000%, 10/01/29(A)		1,760	1,639
Maxam Prill Sarl
7.750%, 07/15/30(A)		775	787
OCP
7.500%, 05/02/54(A)		3,300	3,473
Olympus Water US Holding
6.250%, 10/01/29(A)		150	142
Olympus Water US Holding
7.250%, 06/15/31(A)		500	488
7.250%, 02/15/33(A)		500	477
Olympus Water US Holding
6.750%, 08/01/32(A)		925	881
Olympus Water US Holding
6.125%, 02/15/33	EUR	580	644
Orbia Advance
7.500%, 05/13/35(A)		5,010	4,771
Orbia Advance
5.875%, 09/17/44		1,654	1,179
Qnity Electronics
5.750%, 08/15/32(A)		125	125
Qnity Electronics
6.250%, 08/15/33(A)		425	429
SNF Group
3.375%, 03/15/30(A)		275	254
Solstice Advanced Materials
5.625%, 09/30/33(A)		600	590
WR Grace Holdings
5.625%, 08/15/29(A)		550	504
WR Grace Holdings
6.625%, 08/15/32(A)		250	243
WR Grace Holdings
7.000%, 08/01/33(A)		175	170

Total Chemicals			26,508

Coal Mining [0.3%]
Coronado Finance Pty
9.250%, 10/01/29(A)		$2,074	$1,871
Mongolian Mining
8.440%, 04/03/30		1,530	1,522
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,105

Total Coal Mining			4,500

Commercial Serv-Finance [0.0%]
Global Payments
4.875%, 11/15/30		585	574

Commercial Services [0.1%]
Sabre Financial Borrower
11.125%, 06/15/29(A)		1,741	1,781
SD International Sukuk, MTN
6.300%, 05/09/22(C)		13,384	7

Total Commercial Services			1,788

Commercial Services & Supplies [0.1%]
Emeria SASU
3.375%, 03/31/28	EUR	500	459
Emeria SASU
7.750%, 03/31/28	EUR	350	334
Kapla Holding SAS
5.650%, EUR003M + 3.500%, 07/31/30(B)	EUR	850	979
Q-Park Holding I BV
4.027%, EUR003M + 2.000%, 09/01/31(B)	EUR	250	288

Total Commercial Services & Supplies			2,060

Computers-Memory Devices [0.1%]
Seagate Data Storage Technology Pte
8.250%, 12/15/29(A)		911	957

Construction Machinery [0.2%]
Herc Holdings
7.000%, 06/15/30(A)		450	461
Herc Holdings
7.250%, 06/15/33(A)		375	384
Terex
5.000%, 05/15/29(A)		805	793

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
United Rentals North America
4.875%, 01/15/28		$600	$597
United Rentals North America
5.375%, 11/15/33(A)		450	438

Total Construction Machinery			2,673

Consumer Cyclical Services [0.4%]
Allied Universal Holdco
6.000%, 06/01/29(A)		475	459
Allied Universal Holdco
6.875%, 06/15/30(A)		200	203
Allied Universal Holdco
7.875%, 02/15/31(A)		1,050	1,082
Brink’s
6.750%, 06/15/32(A)		350	354
Cars.com
6.375%, 11/01/28(A)		500	486
Garda World Security
6.000%, 06/01/29(A)		400	380
Garda World Security
8.250%, 08/01/32(A)		475	470
Garda World Security
8.375%, 11/15/32(A)		950	951
Go Daddy Operating
5.250%, 12/01/27(A)		525	524
Match Group
5.000%, 12/15/27(A)		400	398
Match Group
4.625%, 06/01/28(A)		250	245
Match Group Holdings II
6.125%, 09/15/33(A)		450	437

Total Consumer Cyclical Services			5,989

Consumer Products [0.4%]
Acushnet
5.625%, 12/01/33(A)		225	223
Beach Acquisition Bidco
10.000% PIK, 07/15/33(A)		1,449	1,542
Champ Acquisition
8.375%, 12/01/31(A)		1,207	1,265
Energizer Holdings
4.750%, 06/15/28(A)		200	197
Energizer Holdings
4.375%, 03/31/29(A)		450	428
Energizer Holdings
6.000%, 09/15/33(A)		850	795
Whirlpool
6.125%, 06/15/30		$1,838	$1,793
Whirlpool
6.500%, 06/15/33		650	615

Total Consumer Products			6,858

Containers & Packaging [0.0%]
Sealed Air
6.875%, 07/15/33(A)		605	578

Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)		912	930

Distribution/Wholesale [0.1%]
Windsor Holdings III
8.500%, 06/15/30(A)		1,000	1,035

Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)		1,200	1,221
Gates
6.875%, 07/01/29(A)		400	410
WESCO Distribution
7.250%, 06/15/28(A)		800	804
WESCO Distribution
6.375%, 03/15/29(A)		100	102
6.375%, 03/15/33(A)		125	127
WESCO Distribution
6.625%, 03/15/32(A)		150	153
WESCO Distribution
5.500%, 04/15/34(A)		325	321

Total Diversified Manufacturing			3,138

Diversified Telecommunication Services [0.1%]
Eutelsat
1.500%, 10/13/28	EUR	300	329
Fibercop
5.016%, EUR003M + 3.000%, 06/30/31(B)	EUR	300	347
Sunrise FinCo I BV
4.625%, 05/15/32	EUR	120	135
United Group BV
5.234%, EUR003M + 3.250%, 01/31/33(B)	EUR	550	625
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	407

Total Diversified Telecommunication Services			1,843

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)	$1,581	$1,407

Electric Utilities [1.1%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)	1,540	1,617
Genneia
7.750%, 12/02/33	2,150	2,173
Hawaiian Electric
6.000%, 10/01/33(A)	575	574
Lightning Power
7.250%, 08/15/32(A)	2,218	2,305
Renew Treasury Ifsc Pvt
6.500%, 02/02/31(A)	3,160	3,067
Saavi Energia Sarl
8.875%, 02/10/35(A)	1,920	2,015
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33	3,596	3,599
Talen Energy Supply
6.250%, 02/01/34(A)	585	578
Talen Energy Supply
6.500%, 02/01/36(A)	585	586
Vistra
8.000%, H15T5Y + 6.930%, 04/15/74(A) (B)	1,130	1,142

Total Electric Utilities		17,656

Electric-Distribution [0.2%]
ADM Elektrik Dagitim
9.500%, 02/05/31(A)	1,700	1,620
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/30	2,100	1,847

Total Electric-Distribution		3,467

Energy & Power [1.0%]
FS Luxembourg Sarl
8.875%, 02/12/31	4,580	4,706
8.875%, 02/12/31(A)	1,900	1,952
FS Luxembourg Sarl
8.625%, 06/25/33	2,035	2,015
Greenko Wind Projects Mauritius
7.250%, 09/27/28(A)	2,960	2,937
MSU Energy
9.750%, 12/05/30	$4,128	$4,111

Total Energy & Power		15,721

Entertainment & Gaming [0.7%]
Melco Resorts Finance
5.750%, 07/21/28	2,100	2,057
Melco Resorts Finance
5.375%, 12/04/29	3,850	3,687
Studio City Finance
6.500%, 01/15/28	4,000	3,954
Voyager Parent
9.250%, 07/01/32(A)	546	567
Wynn Macau
5.625%, 08/26/28	900	884

Total Entertainment & Gaming		11,149

Environmental [0.0%]
Clean Harbors
5.750%, 10/15/33(A)	300	299

Finance Companies [0.6%]
CrossCountry Intermediate HoldCo
6.500%, 10/01/30(A)	850	809
CrossCountry Intermediate HoldCo
6.750%, 12/01/32(A)	675	635
Navient
5.000%, 03/15/27	750	733
Rocket
6.125%, 08/01/30(A)	50	50
Rocket
6.375%, 08/01/33(A)	930	940
Rocket Mortgage
3.625%, 03/01/29(A)	350	332
Rocket Mortgage
3.875%, 03/01/31(A)	950	876
Rocket Mortgage
4.000%, 10/15/33(A)	1,165	1,044
United Wholesale Mortgage
5.500%, 04/15/29(A)	2,953	2,764
UWM Holdings
6.625%, 02/01/30(A)	625	588

Total Finance Companies		8,771

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Financial Services [2.4%]
ASG Finance DAC
9.750%, 05/15/29(A)		$6,040	$4,875
Bread Financial Holdings
6.750%, 05/15/31(A)		585	580
Burford Capital Global Finance
7.500%, 07/15/33(A)		620	518
CSN Inova Ventures
6.750%, 01/28/28(A)		1,370	1,005
Enact Holdings
6.250%, 05/28/29		2,185	2,249
Encore Capital Group
4.250%, 06/01/28	GBP	500	631
Encore Capital Group
9.250%, 04/01/29(A)		2,135	2,234
Enova International
11.250%, 12/15/28(A)		1,272	1,345
Enova International
9.125%, 08/01/29(A)		1,170	1,196
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	767
Freedom Mortgage Holdings
8.375%, 04/01/32(A)		650	639
Freedom Mortgage Holdings
7.875%, 04/01/33(A)		209	196
Garfunkelux Holdco 3
9.500%, 11/01/28	EUR	948	56
Garfunkelux Holdco 4
10.500%, 05/01/30	EUR	201	—
GGAM Finance
8.000%, 02/15/27(A)		1,265	1,277
goeasy
9.250%, 12/01/28(A)		580	538
Iqera Group SAS
6.484%, EUR003M + 4.500%, 04/30/30(B)	EUR	744	452
Jefferson Capital Holdings
9.500%, 02/15/29(A)		1,115	1,170
Jefferson Capital Holdings
8.250%, 05/15/30(A)		1,102	1,146
Muthoot Finance, MTN
6.375%, 03/02/30(A)		2,125	2,097
OneMain Finance
7.875%, 03/15/30		1,080	1,113
OneMain Finance
6.750%, 03/15/32		450	436
PennyMac Financial Services
7.875%, 12/15/29(A)		$1,085	$1,109
PennyMac Financial Services
6.875%, 02/15/33(A)		565	540
Phoenix Aviation Capital
9.250%, 07/15/30(A)		1,145	1,152
PRA Group
5.000%, 10/01/29(A)		995	918
PRA Group
8.875%, 01/31/30(A)		1,052	1,063
Provident Funding Associates
9.750%, 09/15/29(A)		1,097	1,123
Rocket
6.500%, 08/01/29(A)		440	445
Rocket
7.125%, 02/01/32(A)		287	296
SLM
3.125%, 11/02/26		830	822
SLM
6.500%, 01/31/30		1,410	1,383
Sobha Sukuk
8.750%, 07/17/28		2,778	2,614
TrueNoord Capital DAC
8.750%, 03/01/30(A)		710	725

Total Financial Services			36,710

Food & Beverage [0.4%]
BellRing Brands
7.000%, 03/15/30(A)		975	975
Froneri Lux FinCo SARL
6.000%, 08/01/32(A)		1,325	1,291
Industrial F&B Investments III
7.750%, 02/11/33(A)		2,130	2,140
Performance Food Group
4.250%, 08/01/29(A)		750	720
Performance Food Group
6.125%, 09/15/32(A)		50	50
Performance Food Group
5.625%, 03/01/34(A)		100	97
US Foods
6.875%, 09/15/28(A)		375	383
US Foods
4.750%, 02/15/29(A)		275	271
US Foods
5.750%, 04/15/33(A)		375	374

Total Food & Beverage			6,301

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Food, Beverage & Tobacco [0.5%]
Health & Happiness H&H International Holdings
9.125%, 07/24/28		$4,860	$4,999
Simmons Foods
4.625%, 03/01/29(A)		855	821
Turning Point Brands
7.625%, 03/15/32(A)		1,268	1,297

Total Food, Beverage & Tobacco			7,117

Food-Flour and Grain [0.2%]
Aragvi Finance International DAC
11.125%, 11/20/29(A)		3,500	3,385

Gaming [0.7%]
Affinity Interactive
6.875%, 12/15/27(A)		200	120
Boyd Gaming
4.750%, 12/01/27		750	742
Caesars Entertainment
6.500%, 02/15/32(A)		425	420
Caesars Entertainment
6.000%, 10/15/32(A)		1,275	1,173
Churchill Downs
5.750%, 04/01/30(A)		150	148
Churchill Downs
6.750%, 05/01/31(A)		775	789
Light & Wonder International
7.250%, 11/15/29(A)		125	128
Light & Wonder International
7.500%, 09/01/31(A)		725	744
Light & Wonder International
6.250%, 10/01/33(A)		1,070	1,048
MGM Resorts International
6.125%, 09/15/29		350	352
MGM Resorts International
6.500%, 04/15/32		750	756
Midwest Gaming Borrower
4.875%, 05/01/29(A)		575	558
Rivers Enterprise Borrower
6.250%, 10/15/30(A)		475	474
Station Casinos
4.500%, 02/15/28(A)		1,890	1,852
Station Casinos
4.625%, 12/01/31(A)		1,555	1,451
Wynn Resorts Finance
7.125%, 02/15/31(A)		$475	$498
Wynn Resorts Finance
6.250%, 03/15/33(A)		350	346

Total Gaming			11,599

Gold Mining [0.4%]
Aris Mining
8.000%, 10/31/29(A)		3,870	4,005
Boroo Investments Pte
9.500%, 08/07/32		2,200	2,184

Total Gold Mining			6,189

Health Care Equipment & Supplies [0.0%]
RAY Financing
5.766%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	461

Health Care Providers & Services [0.0%]
Cidron Atrium
5.625%, 02/15/33	EUR	170	187
Cidron Atrium
5.647%, EUR003M + 3.625%, 02/15/33(B)	EUR	400	452

Total Health Care Providers & Services			639

Health Insurance [0.3%]
Centene
4.625%, 12/15/29		3,045	2,891
Molina Healthcare
6.250%, 01/15/33(A)		2,370	2,291

Total Health Insurance			5,182

Healthcare [0.7%]
AHP Health Partners
5.750%, 07/15/29(A)		600	593
Avantor Funding
4.625%, 07/15/28(A)		875	854
CHS
6.875%, 04/15/29(A)		350	337
CHS
5.250%, 05/15/30(A)		200	188
CHS
9.750%, 01/15/34(A)		350	363
Concentra Health Services
6.875%, 07/15/32(A)		475	491

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Insulet
6.500%, 04/01/33(A)		$888	$904
IQVIA
5.000%, 10/15/26(A)		600	599
IQVIA
6.250%, 06/01/32(A)		625	635
Medline Borrower
5.250%, 10/01/29(A)		1,700	1,685
Raven Acquisition Holdings
6.875%, 11/15/31(A)		925	891
Select Medical
6.250%, 12/01/32(A)		800	759
Tenet Healthcare
5.125%, 11/01/27		725	724
Tenet Healthcare
6.125%, 10/01/28		403	404
Tenet Healthcare
6.750%, 05/15/31		450	460
Tenet Healthcare
5.500%, 11/15/32(A)		250	248
Tenet Healthcare
6.000%, 11/15/33(A)		100	101

Total Healthcare			10,236

Hotels and Motels [0.2%]
Fortune Star BVI
5.050%, 01/27/27		2,200	2,136
Travel + Leisure
6.625%, 07/31/26(A)		938	939

Total Hotels and Motels			3,075

Hotels, Restaurants & Leisure [0.1%]
Brightstar Lottery Holdings BV
4.250%, 03/15/30	EUR	430	487
Cirsa Finance International Sarl
5.150%, EUR003M + 3.000%, 10/15/32(B)	EUR	150	173
Deuce Finco
5.650%, EUR003M + 3.500%, 11/20/32(B)	EUR	100	115
Entain
4.875%, 11/30/31	EUR	430	488
Flutter Treasury DAC
4.000%, 06/04/31	EUR	100	111
Lottomatica Group Spa
5.263%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	$232

Total Hotels, Restaurants & Leisure			1,606

Independent Energy [0.5%]
Aethon United BR
7.500%, 10/01/29(A)		650	678
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		275	321
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)		1,008	1,022
6.625%, 07/15/33(A)		400	407
Chord Energy
6.000%, 10/01/30(A)		1,394	1,413
CNX Resources
7.250%, 03/01/32(A)		575	593
Comstock Resources
6.750%, 03/01/29(A)		700	691
Expand Energy
7.000%, 12/31/49(C) (D)		575	—
Matador Resources
6.500%, 04/15/32(A)		600	606
Matador Resources
6.250%, 04/15/33(A)		100	100
Matador Resources
6.000%, 04/15/34(A)		75	75
Permian Resources Operating
6.250%, 02/01/33(A)		175	178
SM Energy
6.750%, 09/15/26		425	425
SM Energy
8.625%, 11/01/30(A)		350	369
SM Energy
8.750%, 07/01/31(A)		150	157
SM Energy
7.000%, 08/01/32(A)		100	102
SM Energy
9.625%, 06/15/33(A)		125	138
SM Energy
6.625%, 04/15/34(A)		425	425
TGNR Intermediate Holdings
5.500%, 10/15/29(A)		725	709

Total Independent Energy			8,409

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Industrial - Other [0.2%]
Lsf12 Helix Parent
7.125%, 02/01/33(A)		$325	$312
Madison IAQ
5.875%, 06/30/29(A)		1,600	1,569
SPX FLOW
8.750%, 04/01/30(A)		900	920

Total Industrial - Other			2,801

Industrial Conglomerates [0.1%]
Assemblin Caverion Group
5.575%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	804

Insurance [0.2%]
Howden UK Refinance
7.250%, 02/15/31(A)		500	502
Howden UK Refinance
8.125%, 02/15/32(A)		3,190	2,988

Total Insurance			3,490

Insurance - P&C [1.8%]
Acrisure
7.500%, 11/06/30(A)		1,110	1,112
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		1,080	1,079
Alliant Holdings Intermediate
5.875%, 11/01/29(A)		125	121
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	728
Alliant Holdings Intermediate
7.375%, 10/01/32(A)		350	347
AmWINS Group
4.875%, 06/30/29(A)		1,350	1,293
Amynta Agency Borrower and Amynta Warranty Borrower Inc
7.500%, 07/15/33(A)		975	924
Ardonagh Finco
7.750%, 02/15/31(A)		2,655	2,686
Ardonagh Group Finance
8.875%, 02/15/32(A)		3,220	3,141
Asurion
8.000%, 12/31/32(A)		1,070	1,108
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)		$2,475	$2,481
Broadstreet Partners Group
5.875%, 04/15/29(A)		1,575	1,533
HUB International
5.625%, 12/01/29(A)		1,075	1,041
HUB International
7.250%, 06/15/30(A)		950	974
HUB International
7.375%, 01/31/32(A)		1,150	1,173
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		575	585
Jones Deslauriers Insurance Management
6.875%, 10/01/33(A)		975	890
Panther Escrow Issuer
7.125%, 06/01/31(A)		2,570	2,578
Ryan Specialty
5.875%, 08/01/32(A)		3,177	3,140
USI
7.500%, 01/15/32(A)		1,300	1,318

Total Insurance - P&C			28,252

Internet Content-Entmnt [0.1%]
Snap
6.875%, 03/01/33(A)		925	873

Investment Bank/Broker-Dealer [0.2%]
Aretec Group
10.000%, 08/15/30(A)		954	1,012
Osaic Holdings
6.750%, 08/01/32(A)		573	571
Osaic Holdings
8.000%, 08/01/33(A)		555	545
VFH Parent
7.500%, 06/15/31(A)		1,010	1,038

Total Investment Bank/Broker-Dealer			3,166

Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,131	1,106

Leisure [0.3%]
Carnival
7.000%, 08/15/29(A)		175	182
Carnival
5.875%, 06/15/31(A)		200	202

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carnival
5.750%, 08/01/32(A)		$275	$275
Carnival
6.125%, 02/15/33(A)		225	227
NCL
7.750%, 02/15/29(A)		125	130
NCL
5.875%, 01/15/31(A)		150	145
NCL
6.750%, 02/01/32(A)		375	372
NCL
6.250%, 09/15/33(A)		175	169
NCL Finance
6.125%, 03/15/28(A)		200	202
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	281
Royal Caribbean Cruises
6.000%, 02/01/33(A)		175	177
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		725	692
VOC Escrow
5.000%, 02/15/28(A)		1,130	1,125

Total Leisure			4,179

Lodging [0.2%]
Hilton Domestic Operating
3.750%, 05/01/29(A)		375	359
Hilton Domestic Operating
5.875%, 03/15/33(A)		300	302
Hilton Domestic Operating
5.750%, 09/15/33(A)		100	99
Hilton Domestic Operating
5.500%, 03/31/34(A)		200	195
RHP Hotel Properties
7.250%, 07/15/28(A)		150	153
RHP Hotel Properties
6.500%, 04/01/32(A)		425	433
RHP Hotel Properties
5.750%, 03/15/34(A)		350	345
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	366
Wyndham Hotels & Resorts
5.625%, 03/01/33(A)		250	246
XHR
6.625%, 05/15/30(A)		250	253

Total Lodging			2,751

Machinery [0.2%]
BWX Technologies
4.125%, 06/30/28(A)		$595	$577
Columbus McKinnon
7.125%, 02/01/33(A)		1,170	1,164
King US Bidco
5.311%, EUR003M + 3.250%, 12/01/32(B)	EUR	300	345
Manitowoc
9.250%, 10/01/31(A)		1,080	1,128

Total Machinery			3,214

Media Entertainment [0.5%]
Discovery Global Holdings
4.279%, 03/15/32		1,780	1,568
Discovery Global Holdings
5.050%, 03/15/42		1,465	970
Gray Media
5.375%, 11/15/31(A)		350	258
Lamar Media
4.875%, 01/15/29		575	568
Nexstar Broadcasting
5.625%, 07/15/27(A)		200	200
Outfront Media Capital
4.625%, 03/15/30(A)		600	579
Paramount Global
6.875%, 04/30/36		1,510	1,325
Paramount Global
4.375%, 03/15/43		275	166
Paramount Global
5.850%, 09/01/43		325	225
Sinclair Television Group
5.500%, 03/01/30(A)		300	258
Sinclair Television Group
4.375%, 12/31/32(A)		175	134
Univision Communications
8.000%, 08/15/28(A)		250	253
Univision Communications
7.375%, 06/30/30(A)		825	809
Univision Communications
8.500%, 07/31/31(A)		100	101
Univision Communications
9.375%, 08/01/32(A)		250	257

Total Media Entertainment			7,671

Medical Products & Services [0.1%]
LifePoint Health
9.875%, 08/15/30(A)		450	476

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LifePoint Health
11.000%, 10/15/30(A)		$595	$640

Total Medical Products & Services			1,116

Medical-HMO [0.1%]
Molina Healthcare
4.375%, 06/15/28(A)		1,195	1,155

Metal-Copper [0.5%]
First Quantum Minerals
8.000%, 03/01/33(A)		5,990	6,243
First Quantum Minerals
6.375%, 02/15/36(A)		1,400	1,346

Total Metal-Copper			7,589

Metal-Iron [0.4%]
Champion Iron Canada
7.875%, 07/15/32(A)		610	632
Mineral Resources
9.250%, 10/01/28(A)		620	642
Mineral Resources, MTN
8.000%, 11/01/27(A)		490	496
Mineral Resources, MTN
8.500%, 05/01/30(A)		205	211
Samarco Mineracao
9.500% PIK, 06/30/31		4,191	4,124
TMS International
6.250%, 04/15/29(A)		480	463

Total Metal-Iron			6,568

Metals & Mining [0.9%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		765	800
Arsenal AIC Parent
8.000%, 10/01/30(A)		660	687
Arsenal AIC Parent
11.500%, 10/01/31(A)		1,015	1,095
Carpenter Technology
5.625%, 03/01/34(A)		175	172
Celsa Opco
7.650%, EUR003M + 5.500%, 12/15/30(B)	EUR	360	406
Century Aluminum
6.875%, 08/01/32(A)		195	201
Cleveland-Cliffs
4.625%, 03/01/29(A)		350	333
Cleveland-Cliffs
4.875%, 03/01/31(A)		$200	$180
Cleveland-Cliffs
7.500%, 09/15/31(A)		175	175
Cleveland-Cliffs
7.000%, 03/15/32(A)		1,770	1,712
Cleveland-Cliffs
7.375%, 05/01/33(A)		850	831
Cleveland-Cliffs
7.625%, 01/15/34(A)		200	195
Coeur Mining
5.125%, 02/15/29(A)		650	642
Ivanhoe Mines
7.875%, 01/23/30		2,860	2,891
7.875%, 01/23/30(A)		2,180	2,203
Vedanta Resources Finance II
9.475%, 07/24/30(A)		1,860	1,883

Total Metals & Mining			14,406

Midstream [0.9%]
Antero Midstream Partners
5.375%, 06/15/29(A)		250	249
Antero Midstream Partners
5.750%, 10/15/33(A)		1,575	1,557
Blue Racer Midstream
7.000%, 07/15/29(A)		475	490
Blue Racer Midstream
7.250%, 07/15/32(A)		200	208
CNX Midstream Partners
4.750%, 04/15/30(A)		500	475
DBR Land Holdings
6.250%, 12/01/30(A)		904	914
DT Midstream
4.375%, 06/15/31(A)		325	313
Hess Midstream Operations
5.125%, 06/15/28(A)		625	623
Northriver Midstream Finance
6.750%, 07/15/32(A)		850	852
Rockies Express Pipeline
6.750%, 03/15/33(A)		600	618
Suburban Propane Partners
6.500%, 12/15/35(A)		400	388
Tallgrass Energy Partners
6.750%, 03/15/34(A)		1,450	1,457
Venture Global Plaquemines LNG
7.500%, 05/01/33(A)		1,075	1,182

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Venture Global Plaquemines LNG
6.500%, 01/15/34(A)		$125	$130
6.500%, 06/15/34(A)		300	312
Venture Global Plaquemines LNG
7.750%, 05/01/35(A)		1,730	1,939
Venture Global Plaquemines LNG
6.750%, 01/15/36(A)		1,140	1,208
WBI Operating
6.500%, 10/15/33(A)		475	473

Total Midstream			13,388

Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	368	370

Non-Ferrous Metals [0.1%]
Navoiyuran State Enterprise
6.700%, 07/02/30(A)		2,045	2,046

Oil Field Services [0.4%]
Archrock Partners
6.625%, 09/01/32(A)		850	867
Archrock Services
6.000%, 02/01/34(A)		225	223
Kodiak Gas Services
7.250%, 02/15/29(A)		925	958
Kodiak Gas Services
5.875%, 04/01/31(A)		425	427
Kodiak Gas Services
6.500%, 10/01/33(A)		150	152
Kodiak Gas Services
6.750%, 10/01/35(A)		300	305
Nabors Industries
9.125%, 01/31/30(A)		250	262
Nabors Industries
8.875%, 08/15/31(A)		225	234
Nabors Industries
7.625%, 11/15/32(A)		275	281
ORO SG Pte
12.000% PIK, 12/20/26(C) (D)		10,889	218
Precision Drilling
6.875%, 01/15/29(A)		325	327
Tidewater
9.125%, 07/15/30(A)		885	942
USA Compression Partners
7.125%, 03/15/29(A)		$1,225	$1,252
USA Compression Partners
6.250%, 10/01/33(A)		125	124

Total Oil Field Services			6,572

Oil-Field Services [0.1%]
Enerflex
6.875%, 01/15/31(A)		684	698
SESI
7.875%, 09/30/30(A)		1,283	1,308

Total Oil-Field Services			2,006

Packaging [0.2%]
ARD Finance
6.500% PIK, 06/30/27(A) (C)		—	—
Ardagh Group
9.500%, 12/01/30(A)		350	367
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		875	802
Ardagh Metal Packaging Finance USA
6.250%, 01/30/31(A)		200	198
Clydesdale Acquisition Holdings
6.750%, 04/15/32(A)		125	118
Crown Americas
5.875%, 06/01/33		725	725
Mauser Packaging Solutions Holding
7.875%, 04/15/30(A)		375	374
Sealed Air
6.500%, 07/15/32(A)		175	184
Trivium Packaging Finance BV
8.250%, 07/15/30(A)		239	250
Trivium Packaging Finance BV
12.250%, 01/15/31(A)		475	514

Total Packaging			3,532

Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)		750	649

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Graphic Packaging International
4.750%, 07/15/27(A)	$300	$297

Total Paper		946

Paper & Related Products [0.1%]
Magnera
4.750%, 11/15/29(A)	280	252
Magnera
7.250%, 11/15/31(A)	830	762

Total Paper & Related Products		1,014

Petroleum & Fuel Products [7.8%]
Azule Energy Finance
8.125%, 01/23/30	4,100	4,141
California Resources
8.250%, 06/15/29(A)	347	363
Cosan Overseas
8.250%, 02/05/75	3,173	3,000
Ecopetrol
4.625%, 11/02/31	7,550	6,711
Ecopetrol
8.875%, 01/13/33	4,142	4,377
Ecopetrol
5.875%, 05/28/45	4,500	3,334
Geopark
5.500%, 01/17/27	7,780	7,499
Gulfport Energy Operating
6.750%, 09/01/29(A)	570	583
Hilcorp Energy I
8.375%, 11/01/33(A)	2,181	2,275
Kosmos Energy
8.750%, 10/01/31(A)	6,210	5,416
Leviathan Bond
6.500%, 06/30/27(A)	2,096	2,092
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	1,775	1,826
Medco Cypress Tree Pte
8.625%, 05/19/30	1,000	1,027
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,876
Noble Finance II
8.000%, 04/15/30(A)	1,140	1,177
Oro Negro Drilling Pte
0.000%, * (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (C)	23,137	23
Petrobras Global Finance BV
6.250%, 01/10/36	$4,100	$4,006
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	10,842
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	3,608
Petroleos Mexicanos
5.950%, 01/28/31	5,730	5,470
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,660
Petron
7.350%, H15T3Y + 6.325%, 03/22/75(B)	2,030	2,028
Pluspetrol
8.125%, 05/18/31(A)	4,200	4,286
Prairie Acquiror
9.000%, 08/01/29(A)	1,075	1,110
PRIO Luxembourg Holding Sarl
6.750%, 10/15/30(A)	2,150	2,091
Raizen Fuels Finance
6.450%, 03/05/34	2,230	1,227
Raizen Fuels Finance
6.950%, 03/05/54(C)	2,800	1,485
Rockies Express Pipeline
4.950%, 07/15/29(A)	622	606
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,431	1,494
Seadrill Finance
8.375%, 08/01/30(A)	1,095	1,132
Tallgrass Energy Partners
7.375%, 02/15/29(A)	670	689
Thaioil Treasury Center
6.100%, H15T5Y + 2.375%, 10/15/74(A) (B)	2,090	2,017
Transocean Aquila
8.000%, 09/30/28(A)	803	821
Transocean International
8.750%, 02/15/30(A)	441	459
Transocean International
7.500%, 04/15/31	1,342	1,371
Transocean International
8.500%, 05/15/31(A)	480	503
Transocean International
7.875%, 10/15/32(A)	575	614
Transocean International
6.800%, 03/15/38	1,465	1,407
Trident Energy Finance
12.500%, 11/30/29	1,950	2,078

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vaca Muerta Oil Sur Financing
9.335%, 07/08/30		$1,481	$1,481
Valaris
8.375%, 04/30/30(A)		1,095	1,135
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)		235	240
Venture Global LNG
9.500%, 02/01/29(A)		2,153	2,323
Venture Global LNG
9.000%, H15T5Y + 5.440%, 03/30/75(A) (B)		745	742
Venture Global Plaquemines LNG
6.125%, 12/15/30(A)		1,190	1,222
Vista Energy Argentina SAU
8.500%, 06/10/33(A)		1,280	1,342
Vista Energy Argentina SAU
7.625%, 12/10/35(A)		1,780	1,802
YPF
6.950%, 07/21/27		4,610	4,626
YPF
9.500%, 01/17/31		7,340	7,724

Total Petroleum & Fuel Products			121,361

Pharmaceuticals [0.7%]
1261229 BC
10.000%, 04/15/32(A)		2,595	2,653
Amneal Pharmaceuticals
6.875%, 08/01/32(A)		350	360
Bausch Health
4.875%, 06/01/28(A)		625	572
Bausch Health
5.000%, 02/15/29(A)		225	164
Bausch Health
7.250%, 05/30/29(A)		425	315
Cheplapharm Arzneimittel GmbH
6.750%, 02/15/32	EUR	150	169
Dolcetto Holdco
5.775%, EUR003M + 3.625%, 07/14/32(B)	EUR	100	116
Emergent BioSolutions
3.875%, 08/15/28(A)		1,145	965
GENMAB
7.250%, 12/15/33(A)		750	785
Grifols
4.750%, 10/15/28(A)		$1,400	$1,371
Kepler
6.141%, EUR003M + 4.125%, 12/18/29(B)	EUR	200	231
Neopharmed Gentili SPA
6.266%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	460
Opal Bidco SAS
6.500%, 03/31/32(A)		1,460	1,461
Organon
4.125%, 04/30/28(A)		605	587
Organon
6.750%, 05/15/34(A)		350	312
Organon
7.875%, 05/15/34(A)		1,250	1,029

Total Pharmaceuticals			11,550

Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		184	184

Printing & Publishing [0.1%]
Cimpress
7.375%, 09/15/32(A)		1,165	1,151

Professional Services [0.0%]
Quicktop Holdco
6.608%, EUR003M + 4.500%, 03/21/30(A) (B)	EUR	100	119

Property/Casualty Ins [0.0%]
Asurion
8.375%, 02/01/34(A)		710	688

Real Estate Investment Trusts [0.4%]
Apollo Commercial Real Estate Finance
4.625%, 06/15/29(A)		660	654
Arbor Realty SR
8.500%, 12/15/28(A)		1,196	1,176
Blackstone Mortgage Trust
7.750%, 12/01/29(A)		590	620
Brandywine Operating Partnership
6.125%, 01/15/31		1,470	1,311
Brookfield Property REIT
5.750%, 05/15/26(A)		1,508	1,502
Global Net Lease
3.750%, 12/15/27(A)		535	518

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Starwood Property Trust
5.250%, 10/15/28(A)		$670	$662

Total Real Estate Investment Trusts			6,443

Real Estate Oper/Develop [0.7%]
GLP China Holdings, MTN
7.750%, 04/30/29		3,265	2,610
GLP Pte
9.750%, 05/20/28		2,100	1,721
GLP Pte, MTN
4.500%, H15T5Y + 3.735%, 11/17/74(B)		1,178	589
Pakuwon Jati
4.875%, 04/29/28		5,600	5,431

Total Real Estate Oper/Develop			10,351

Resorts/Theme Parks [0.1%]
Six Flags Entertainment
8.625%, 01/15/32(A)		1,160	1,163

Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	229
1011778 BC ULC
5.625%, 09/15/29(A)		175	175
1011778 BC ULC
4.000%, 10/15/30(A)		1,525	1,433
KFC Holding
4.750%, 06/01/27(A)		525	524

Total Restaurants			2,361

Retail [0.6%]
Asbury Automotive Group
4.750%, 03/01/30		230	221
Bath & Body Works
6.750%, 07/01/36		1,540	1,474
Ferrellgas
9.250%, 01/15/31(A)		595	620
Fertitta Entertainment
6.750%, 01/15/30(A)		750	700
FirstCash
5.625%, 01/01/30(A)		1,214	1,208
FirstCash
6.875%, 03/01/32(A)		2,490	2,537
Future Retail
5.600%, 01/22/25(C)		16,200	—
Gee Automotive Holdings
7.250%, 03/01/31(A)		$1,150	$1,154
LBM Acquisition
9.500%, 06/15/31(A)		1,020	888
Lithia Motors
4.375%, 01/15/31(A)		1,205	1,132

Total Retail			9,934

Retailers [0.5%]
Academy
6.000%, 11/15/27(A)		1,690	1,691
Asbury Automotive Group
4.625%, 11/15/29(A)		400	387
Asbury Automotive Group
5.000%, 02/15/32(A)		1,900	1,799
Gap
3.625%, 10/01/29(A)		225	210
Group 1 Automotive
6.375%, 01/15/30(A)		980	986
LCM Investments Holdings II
8.250%, 08/01/31(A)		800	831
Lithia Motors
5.500%, 10/01/30(A)		425	415
Men’s Wearhouse
9.000%, 02/01/31(A)		250	257
Sally Holdings
6.750%, 04/01/32		375	384
William Carter
7.375%, 02/15/31(A)		900	918

Total Retailers			7,878

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	64

Software [0.0%]
TeamSystem
5.266%, EUR003M + 3.250%, 07/01/32(B)	EUR	300	326

Specialty Retail [0.1%]
B&M European Value Retail
4.000%, 11/15/28	GBP	1,000	1,244

Steel & Steel Works [0.1%]
Cleveland-Cliffs
6.250%, 10/01/40		600	467

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
CSN Islands XI
6.750%, 01/28/28	$345	$253
CSN Resources
5.875%, 04/08/32	397	244

Total Steel & Steel Works		964

Supermarkets [0.1%]
Albertsons
6.500%, 02/15/28(A)	200	203
Albertsons
6.250%, 03/15/33(A)	250	251
Albertsons
5.750%, 03/31/34(A)	1,150	1,125

Total Supermarkets		1,579

Technology [2.5%]
Amentum Holdings
7.250%, 08/01/32(A)	3,115	3,223
APLD ComputeCo
9.250%, 12/15/30(A)	850	876
APLD ComputeCo 2
6.750%, 03/15/31(A)	300	298
AthenaHealth Group
6.500%, 02/15/30(A)	1,175	1,103
Black Pearl Compute
6.125%, 02/15/31(A)	200	204
CACI International
6.375%, 06/15/33(A)	475	483
Capstone Borrower
8.000%, 06/15/30(A)	500	478
Cipher Compute
7.125%, 11/15/30(A)	475	492
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,475	1,279
Cloud Software Group
6.500%, 03/31/29(A)	3,055	2,981
Cloud Software Group
9.000%, 09/30/29(A)	1,125	1,080
Cloud Software Group
8.250%, 06/30/32(A)	575	544
Coherent
5.000%, 12/15/29(A)	650	637
Consensus Cloud Solutions
6.500%, 10/15/28(A)	650	644
CoreWeave
9.250%, 06/01/30(A)	725	707
CoreWeave
9.000%, 02/01/31(A)	250	240
Elastic
4.125%, 07/15/29(A)	$575	$539
Entegris
5.950%, 06/15/30(A)	1,175	1,182
Fair Isaac
4.000%, 06/15/28(A)	250	242
Fair Isaac
6.000%, 05/15/33(A)	1,398	1,372
Fair Isaac
6.250%, 09/15/34(A)	200	197
Fortress Intermediate 3
7.500%, 06/01/31(A)	875	869
Gen Digital
6.250%, 04/01/33(A)	575	559
HealthEquity
4.500%, 10/01/29(A)	625	605
Insight Enterprises
6.625%, 05/15/32(A)	650	627
Iron Mountain
7.000%, 02/15/29(A)	1,000	1,020
Iron Mountain
6.250%, 01/15/33(A)	200	199
Kioxia Holdings
6.625%, 07/24/33(A)	700	717
McAfee
7.375%, 02/15/30(A)	2,025	1,673
Millennium Escrow
6.625%, 08/01/26(A)	550	513
NCR Voyix
5.125%, 04/15/29(A)	400	382
OAK-Eagle Acquireco
7.250%, 07/01/33(A)	325	337
OAK-Eagle Acquireco
8.750%, 07/01/34(A)	550	577
Open Text
3.875%, 02/15/28(A)	925	890
Open Text Holdings
4.125%, 02/15/30(A)	225	200
4.125%, 12/01/31(A)	125	107
Rocket Software
9.000%, 11/28/28(A)	150	149
Rocket Software
6.500%, 02/15/29(A)	1,375	1,237
Science Applications International
5.875%, 11/01/33(A)	325	317
Seagate Data Storage Technology Pte
5.875%, 07/15/30(A)	125	127

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Seagate Data Storage Technology Pte
9.625%, 12/01/32(A)		$750	$834
Sensata Technologies BV
4.000%, 04/15/29(A)		171	165
Sensata Technologies BV
5.875%, 09/01/30(A)		275	275
Shift4 Payments
6.750%, 08/15/32(A)		2,672	2,621
SS&C Technologies
5.500%, 09/30/27(A)		1,000	1,001
SS&C Technologies
6.500%, 06/01/32(A)		175	175
SV RNO Property Owner 1
5.875%, 03/01/31(A)		450	446
Synaptics
4.000%, 06/15/29(A)		400	379
UKG
6.875%, 02/01/31(A)		1,525	1,480
Viavi Solutions
3.750%, 10/01/29(A)		325	304
VoltaGrid
7.375%, 11/01/30(A)		475	491
WULF Compute
7.750%, 10/15/30(A)		600	634
Zebra Technologies
6.500%, 06/01/32(A)		200	201
ZipRecruiter
5.000%, 01/15/30(A)		1,325	762

Total Technology			39,674

Telephones & Telecommunications [2.9%]
Africell Holding
10.500%, 10/23/29(A)		7,540	7,455
Axian Telecom Holding & Management
7.250%, 07/11/30(A)		5,880	5,806
C&W Senior Finance
9.000%, 01/15/33		2,950	2,983
Connect Finco SARL
9.000%, 09/15/29(A)		1,110	1,166
Digicel
6.750%, 03/01/23(A) (C)		4,800	66
Iliad Holding SAS
8.500%, 04/15/31(A)		1,225	1,281
Level 3 Financing
7.000%, 03/31/34(A)		1,385	1,416
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		$2,200	$2,316
Liquid Telecommunications Financing
5.500%, 09/04/26		3,930	3,790
Sable International Finance
7.125%, 10/15/32(A)		700	692
Telecom Argentina
9.250%, 05/28/33(A)		2,140	2,215
Telecom Argentina
8.500%, 01/20/36(A)		2,370	2,375
Telefonica Celular del Paraguay
12.000%, 12/30/32(A)	PYG	14,300,000	2,262
Turkcell Iletisim Hizmetleri
7.450%, 01/24/30(A)		4,430	4,487
Veon Midco BV
9.000%, 07/15/29		3,550	3,663
9.000%, 07/15/29(A)		1,620	1,672
Veon Midco BV, MTN
3.375%, 11/25/27		1,750	1,656

Total Telephones & Telecommunications			45,301

Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	107

Total Textile-Products			420

Transportation Services [0.5%]
Danaos
6.875%, 10/15/32(A)		710	721
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		2,811	2,865
Stena International
7.250%, 01/15/31(A)		550	556
Viking Cruises
9.125%, 07/15/31(A)		3,308	3,490
Watco
7.125%, 08/01/32(A)		400	411

Total Transportation Services			8,043

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Transport-Equip and Leasng [0.1%]
FTAI Aviation Investors
7.875%, 12/01/30(A)		$1,100	$1,148

Utility - Electric [0.5%]
NRG Energy
6.000%, 02/01/33(A)		550	550
6.000%, 01/15/36(A)		525	520
NRG Energy
6.250%, 11/01/34(A)		1,785	1,798
TerraForm Power Operating
5.000%, 01/31/28(A)		925	915
TransAlta
5.875%, 02/01/34		350	347
Vistra Operations
5.625%, 02/15/27(A)		325	325
Vistra Operations
7.750%, 10/15/31(A)		1,820	1,906
XPLR Infrastructure Operating Partners
4.500%, 09/15/27(A)		450	446
XPLR Infrastructure Operating Partners
7.250%, 01/15/29(A)		200	206
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(A)		75	79
XPLR Infrastructure Operating Partners
8.625%, 03/15/33(A)		475	501
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(A)		275	283

Total Utility - Electric			7,876

Water [0.0%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		698	671

Total Corporate Bonds
Cost ($893,424)			794,079

Collateralized Loan Obligations [19.1%]
Non-Agency Mortgage Backed Obligation [19.1%]
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
8.170%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,154
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.170%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	$1,077
Anchorage Capital CLO 21, Ser 2025-21A, Cl ER
9.918%, TSFR3M + 6.250%, 10/20/34(A) (B)		3,000	2,740
Anchorage Capital Europe CLO 2 DAC, Ser 2025-2X, Cl ERR
8.016%, EUR003M + 6.000%, 03/30/38(B)	EUR	1,750	1,955
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
10.506%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	2,058
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
8.030%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,119
Apidos CLO XXXII, Ser 2024-32A, Cl ER
9.168%, TSFR3M + 5.500%, 01/20/33(A) (B)		750	739
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
10.560%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	1,815
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
7.906%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,420
Arbour CLO IX DAC, Ser 2021-9X, Cl E
7.806%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,465
Arbour CLO IX DAC, Ser 2021-9X, Cl F
10.306%, EUR003M + 8.290%, 04/15/34(B)	EUR	1,000	1,086
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
10.410%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	1,074

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
10.666%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	$3,722
Ares LXII CLO, Ser 2025-62A, Cl ER
9.668%, TSFR3M + 6.000%, 01/25/34(A) (B)		4,000	3,803
ARES XLIV CLO, Ser 2025-44A, Cl DRR
9.922%, TSFR3M + 6.250%, 04/15/34(A) (B)		3,500	3,300
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
3.366%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	14,000	16,178
Avoca CLO XIV DAC, Ser 2025-14X, Cl FRR
10.236%, EUR003M + 8.220%, 07/15/39(B)	EUR	1,000	1,088
Avondale Park CLO DAC, Ser 2021-1X, Cl FR
10.771%, EUR003M + 8.650%, 09/20/34(B)	EUR	1,000	1,053
Bain Capital Credit CLO, Ser 2025-2A, Cl ER3
9.568%, TSFR3M + 5.900%, 10/17/32(A) (B)		1,580	1,470
Bain Capital Credit CLO, Ser 2025-4A, Cl ERR
10.671%, TSFR3M + 7.000%, 04/23/35(A) (B)		1,140	1,032
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
8.246%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,118
Balboa Bay Loan Funding CLO, Ser 2021-2A, Cl E
10.529%, TSFR3M + 6.862%, 01/20/35(A) (B)		1,500	1,379
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
8.890%, EUR003M + 6.860%, 07/25/35(B)	EUR	727	775
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.156%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,240
Blackrock European CLO VII DAC, Ser 2018-7X, Cl F
9.066%, EUR003M + 7.050%, 10/15/31(B)	EUR	1,000	$1,128
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
8.286%, EUR003M + 6.260%, 01/20/36(B)	EUR	1,350	1,462
BlueMountain CLO XXVI, Ser 2021-26A, Cl ER
11.059%, TSFR3M + 7.392%, 10/20/34(A) (B)		3,000	2,838
BNPP AM Euro CLO 2017 DAC, Ser 2017-1X, Cl E
6.716%, EUR003M + 4.700%, 10/15/31(B)	EUR	3,500	3,745
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
7.657%, EUR003M + 5.630%, 07/22/32(B)	EUR	3,200	3,445
BNPP AM Euro CLO 2021 DAC, Ser 2021-1X, Cl E
7.950%, EUR003M + 5.800%, 12/15/33(B)	EUR	1,020	1,119
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
2.916%, EUR003M + 0.900%, 04/15/35(B)	EUR	3,000	3,462
Cairn CLO, Ser 2025-19A, Cl E
8.016%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,247
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
3.006%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,922
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.146%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,115
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.149%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,124
Canyon Capital CLO, Ser 2021-2A, Cl E
10.634%, TSFR3M + 6.962%, 04/15/34(A) (B)		1,000	912

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Canyon Capital CLO, Ser 2022-1A, Cl E
10.071%, TSFR3M + 6.400%, 04/15/35(A) (B)		$1,150	$1,039
Canyon CLO, Ser 2025-2A, Cl ER2
9.422%, TSFR3M + 5.750%, 10/15/34(A) (B)		1,000	908
Canyon CLO 2021-4, Ser 2025-4A, Cl ER
9.672%, TSFR3M + 6.000%, 10/15/34(A) (B)		3,000	2,635
Carlyle Euro CLO DAC, Ser 2019-1X, Cl D
8.270%, EUR003M + 6.120%, 03/15/32(B)	EUR	1,000	1,157
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
8.486%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,885
Carlyle Euro CLO DAC, Ser 2021-2X, Cl D
8.076%, EUR003M + 6.060%, 01/15/34(B)	EUR	1,033	1,149
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
5.484%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,539
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
8.444%, EUR003M + 6.460%, 02/15/35(B)	EUR	2,700	3,052
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
6.610%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,752
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
8.649%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,568
Carlyle US CLO, Ser 2022-1A, Cl E
11.022%, TSFR3M + 7.350%, 04/15/35(A) (B)		1,000	948
Carlyle US CLO, Ser 2024-1A, Cl E
10.592%, TSFR3M + 6.920%, 04/15/37(A) (B)		$3,000	$2,921
CBAM, Ser 2021-2A, Cl ER
11.029%, TSFR3M + 7.362%, 07/17/34(A) (B)		2,500	2,392
Clonmore Park CLO DAC, Ser 2024-1X, Cl AR
3.524%, EUR003M + 1.500%, 08/21/35(B)	EUR	2,000	2,313
Clonmore Park CLO DAC, Ser 2024-1X, Cl FR
10.204%, EUR003M + 8.180%, 08/21/35(B)	EUR	2,240	2,401
Contego CLO VII DAC, Ser 2025-7A, Cl ER
7.994%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	1,369
CQS US CLO, Ser 2021-1A, Cl DJ
8.909%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	290
Crown Point CLO 10, Ser 2021-10A, Cl E
10.779%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,223
CVC Cordatus Loan Fund IV DAC, Ser 2021-4X, Cl FRRR
10.084%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	705
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
7.718%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,131
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
10.808%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,447
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
10.930%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,889

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
9.822%, TSFR3M + 6.150%, 10/15/37(A) (B)		$2,200	$2,119
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
8.356%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,680
Dryden 91 Euro CLO 2021 DAC, Ser 2024-91X, Cl AR
3.346%, EUR003M + 1.320%, 01/18/38(B)	EUR	6,000	6,940
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
10.936%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	3,834
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
10.010%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	512
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.016%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR	1,000	1,098
Fidelity Grand Harbour CLO DAC, Ser 2025-1A, Cl ARR
3.336%, EUR003M + 1.320%, 10/15/39(A) (B)	EUR	4,000	4,620
HalseyPoint CLO 4, Ser 2021-4A, Cl E
10.639%, TSFR3M + 6.972%, 04/20/34(A) (B)		4,000	3,672
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.126%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,693
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
10.336%, EUR003M + 8.310%, 10/20/32(B)	EUR	2,290	2,543
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl ER
8.366%, EUR003M + 6.350%, 01/15/35(B)	EUR	1,500	1,680
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl FR
10.896%, EUR003M + 8.880%, 01/15/35(B)	EUR	1,600	$1,692
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
5.466%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,574
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
5.316%, EUR003M + 3.300%, 04/15/34(B)	EUR	4,729	5,407
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
5.526%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,783
Hayfin Kingsland XI, Ser 2021-2A, Cl ER
11.649%, TSFR3M + 7.982%, 10/20/34(A) (B)		3,000	2,930
Hayfin US XV, Ser 2024-15A, Cl A1
5.311%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,500
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.320%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,203
ICG Euro CLO DAC, Ser 2021-1X, Cl E
8.476%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,160
ICG Euro CLO DAC, Ser 2021-1X, Cl F
10.836%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	814
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
8.214%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	2,000	1,958
Jamestown CLO XV, Ser 2024-15A, Cl ER
10.732%, TSFR3M + 7.060%, 07/15/35(A) (B)		1,310	1,212

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.020%, TSFR3M + 7.352%, 01/25/35(A) (B)		$4,000	$3,630
Logiclane I CLO DAC, Ser 2022-1X, Cl A
2.986%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,752
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.216%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	168
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
10.836%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,847
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
8.036%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,142
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl F
10.406%, EUR003M + 8.390%, 05/25/34(B)	EUR	2,100	2,336
Madison Park Funding XXVIII, Ser 2024-28A, Cl ER
10.022%, TSFR3M + 6.350%, 01/15/38(A) (B)		2,000	1,693
Magnetite XXII, Ser 2024-22A, Cl F
11.282%, TSFR3M + 7.610%, 07/15/36(A) (B)		2,000	1,767
Milford Park CLO, Ser 2025-1A, Cl FR
10.918%, TSFR3M + 7.250%, 01/20/38(A) (B)		1,000	850
Mountain View Clo XV, Ser 2024-2A, Cl A1R
5.342%, TSFR3M + 1.670%, 07/15/37(A) (B)		4,500	4,501
New Mountain CLO 5, Ser 2025-5A, Cl ER
9.518%, TSFR3M + 5.850%, 07/20/36(A) (B)		3,000	2,989
Northwoods Capital 25, Ser 2021-25A, Cl E
11.069%, TSFR3M + 7.402%, 07/20/34(A) (B)		$4,950	$4,545
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.633%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,561
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
8.403%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,146
Obra CLO 1, Ser 2024-1A, Cl E
10.418%, TSFR3M + 6.750%, 01/20/38(A) (B)		1,250	1,211
Ocean Trails Clo X, Ser 2021-10A, Cl ER
11.504%, TSFR3M + 7.832%, 10/15/34(A) (B)		1,250	1,166
OCP Euro CLO DAC, Ser 2025-4X, Cl FRR
10.646%, EUR003M + 8.620%, 10/20/39(B)	EUR	1,930	2,107
Park Avenue Institutional Advisers CLO, Ser 2022-1A, Cl D
10.958%, TSFR3M + 7.290%, 04/20/35(A) (B)		1,000	966
Park Blue CLO, Ser 2024-1A, Cl A1R
5.088%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,462
Pikes Peak Clo 4, Ser 2021-4A, Cl ER
10.544%, TSFR3M + 6.872%, 07/15/34(A) (B)		1,500	1,399
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
10.568%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	967
Pikes Peak CLO 6, Ser 2025-6A, Cl FRR
11.055%, TSFR3M + 7.400%, 05/18/34(A) (B)		1,000	880

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Polus Eu Clo XXI DAC, Ser 2026-21X, Cl A
3.330%, EUR003M + 1.300%, 04/25/39(B)	EUR	4,550	$5,259
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
5.480%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,557
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.250%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,855
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
10.930%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,096
Sandstone Peak III, Ser 2024-1A, Cl A1
5.298%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	10,000
Sculptor CLO XXVIII, Ser 2025-28A, Cl ER
9.968%, TSFR3M + 6.300%, 01/20/35(A) (B)		2,000	1,831
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
5.616%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,154
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
7.906%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,263
Sculptor European CLO II DAC, Ser 2021-2X, Cl FR
10.296%, EUR003M + 8.280%, 04/15/34(B)	EUR	2,300	2,568
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
5.416%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,551
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
8.196%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,146
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
6.626%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	$3,209
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
5.777%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	287
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
8.387%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,476
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
7.336%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,835
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
5.318%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,500
Tallman Park CLO, Ser 2025-1A, Cl ER
9.668%, TSFR3M + 6.000%, 07/20/38(A) (B)		2,000	1,834
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.366%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,135
Tikehau CLO IV DAC, Ser 2025-4X, Cl FR
10.387%, EUR003M + 8.340%, 10/15/39(B)	EUR	1,000	1,010
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
8.336%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,248
Trestles CLO, Ser 2024-1A, Cl FRR
11.418%, TSFR3M + 7.750%, 07/25/37(A) (B)		1,400	1,296
Trestles CLO VIII, Ser 2025-8A, Cl F
11.608%, TSFR3M + 7.940%, 06/11/35(A) (B)		4,000	3,808
Trimaran Cavu, Ser 2021-2A, Cl E
11.130%, TSFR3M + 7.462%, 10/25/34(A) (B)		4,520	4,348

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Trimaran Cavu, Ser 2021-3A, Cl E
11.299%, TSFR3M + 7.632%, 01/18/35(A) (B)	$2,000	$1,907
Trimaran Cavu, Ser 2024-1A, Cl ER
10.589%, TSFR3M + 6.920%, 10/22/37(A) (B)	3,000	2,951
9.668%, TSFR3M + 6.000%, 01/20/37(A) (B)	3,060	2,853

Total Collateralized Loan Obligations
Cost ($297,609)		297,778

Loan Participations [15.9%]
Aerospace and Defense [0.3%]
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
7.791%, CME Term SOFR + 3.750%, 08/03/29(B)	587	588
LSF11 Trinity Bidco, Inc., Initial Term Loans, 1st Lien
6.181%, CME Term SOFR + 2.500%, 06/14/30(B)	898	895
TransDigm Inc., New Tranche K Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 03/22/30(B)	919	918
TransDigm Inc., Tranche L Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 01/19/32(B)	1,029	1,029
Vertex Aerospace Services LLC, 2024 Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 12/06/30(B)	724	724

Total Aerospace and Defense		4,154

Automobiles [0.2%]
American Axle & Manufacturing, Inc., Tranche C Term Loan, 1st Lien
6.912%, CME Term SOFR + 3.250%, 02/03/33	$300	$299
Belron Finance 2019 LLC, 2031 Euro Incremental Term Loan, 1st Lien
4.270%, Euribor + 2.250%, 10/16/31	1,000	1,151
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
4.892%, Euribor + 3.000%, 07/16/31(B)	1,177	1,356

Total Automobiles		2,806

Banking [0.1%]
Nexus Buyer LLC, Initial Term Loan, 1st Lien
7.168%, CME Term SOFR + 3.500%, 07/31/31(B)	962	923

Beverage, Food and Tobacco [0.2%]
Aspire Bakeries Holdings LLC, Third Amendment Refinancing Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 12/23/30	502	502
Froneri International Limited, Facility B6, 1st Lien
5.877%, CME Term SOFR + 2.250%, 09/30/32	455	446
Golden State Foods LLC, Initial Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 12/04/31	365	365
PFI Lower Midco, LLC, Initial Term Loan, 1st Lien
7.668%, CME Term SOFR + 4.000%, 12/01/32	319	320

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Red SPV, LLC, Initial Term Loan, 1st Lien
5.925%, CME Term SOFR + 2.250%, 03/15/32(B)	$468	$466
Savor Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
3.000%, UNFND + 3.000%, 02/19/32(B)	44	44
Savor Acquisition, Inc., Initial Term Loan, 1st Lien
6.667%, CME Term SOFR + 3.000%, 02/19/32(B)	464	464
Sazerac 12/25 Cov-Lite TLB, 1st Lien
5.670%, 07/30/29	354	354

Total Beverage, Food and Tobacco		2,961

Beverages [0.1%]
Pegasus BidCo B.V., 2025-1 Euro Term Loan, 1st Lien
4.999%, Euribor + 3.000%, 07/12/29	1,000	1,155

Broadcasting & Cable [0.0%]
Cable One Inc, 1st Lien
5.782%, 07/27/28	200	187

Broadcasting and Entertainment [0.3%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
9.350%, CME Term SOFR + 5.500%, 02/10/27(B)	625	389
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
8.672%, CME Term SOFR + 5.000%, 10/31/27(B)	608	439
Cogeco Communications Finance (USA), LP, Term B-1 Facility, 1st Lien
6.918%, CME Term SOFR + 3.250%, 09/18/30(B)	468	443
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.178%, CME Term SOFR + 5.250%, 08/02/29(B)	$466	$466
Nexstar Broadcasting 3/26 B7 TL, 1st Lien
6.418%, 03/30/33	365	361
Nexstar Media Inc., Term B-5 Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 06/28/32(B)	363	359
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.787%, CME Term SOFR + 2.000%, 04/28/28(B)	1,000	987
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan
7.282%, 06/04/29(B)	740	732
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.037%, CME Term SOFR + 3.250%, 01/31/29(B)	825	793
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.052%, CME Term SOFR + 3.175%, 03/31/31(B)	200	182

Total Broadcasting and Entertainment		5,151

Building Products [0.2%]
BME Group Holding B.V., Facility B2, 1st Lien
6.776%, Euribor + 4.750%, 12/31/29(B)	500	402
Quimper AB, 2026 Facility B , 1st Lien
4.987%, Euribor + 3.000%, 03/31/30	1,006	1,145
Ren10 Holding AB, 2026 Facility B3, 1st Lien
5.035%, Euribor + 3.000%, 07/31/30	1,000	1,150

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Tarkett Partn, 1st Lien
5.252%, 01/30/31	$1,000	$1,139

Total Building Products		3,836

Buildings and Real Estate [0.2%]
Blackstone Mortgage Trust, Inc., Term B-7 Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 05/09/29(B)	72	72
Blackstone Mortgage Trust, Inc., Term B-9 Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 12/10/30	371	370
Construction Partners, Inc., Closing Date Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 11/03/31(B)	415	414
Crown Subsea Communications Holding, Inc., 2026 Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 01/30/31	1,089	1,091
Deep Blue Operating I LLC, Initial Term Loan, 1st Lien
6.421%, CME Term SOFR + 2.750%, 10/01/32	335	336
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 02/10/32(B)	683	681
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 04/02/29(B)	508	507

Total Buildings and Real Estate		3,471

Cargo Transport [0.3%]
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan, 1st Lien
7.669%, CME Term SOFR + 4.000%, 04/08/30(B)	$365	$366
Colossus Acquireco LLC, Initial Term Loan
5.380%, SOFR + 1.750%, 09/19/30(B)	399	397
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 10/31/31(B)	468	467
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 10/31/31(B)	178	178
GN Loanco, LLC, Term B Loan, 1st Lien
8.167%, CME Term SOFR + 4.500%, 12/19/30(B)	478	464
PAC Aviation III Designated Activity Company, Term Loan B, 1st Lien
6.917%, CME Term SOFR + 3.250%, 10/28/30	465	457
Rand Parent, LLC, 2025 Refinancing Term B Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 03/17/30(B)	1,570	1,567
Verde Purchaser, LLC, Initial Term Loan, 1st Lien
7.700%, CME Term SOFR + 4.000%, 11/30/30(B)	466	453
White Cap Supply Holdings, LLC, Tranche D Term Loan, 1st Lien
7.168%, CME Term SOFR + 3.500%, 02/10/33	550	522

Total Cargo Transport		4,871

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Chemicals [0.2%]
CTEC III GmbH, New Facility B Loan, 1st Lien
5.761%, Euribor + 3.750%, 03/16/32	$1,000	$1,115
Flint Group (Pik Holdco TL), Global Loan Agency Services Limited
4.033%, 08/01/30(B)	539	21
Ineos Finance PLC, 2031 Euro Term Loan, 1st Lien
5.142%, Euribor + 3.250%, 02/07/31(B)	1,000	1,022
Sirona Bidco, Facility B, 1st Lien
6.664%, EURIBOR + 4.500%, 12/18/28(B)	1,000	329

Total Chemicals		2,487

Chemicals, Plastics and Rubber [0.5%]
ARC Falcon I Inc., Initial Term Loan Retired 04/01/2026, 1st Lien
7.268%, CME Term SOFR + 3.500%, 09/30/28(B)	1,918	1,899
ARC Falcon I Inc., Initial Term Loan, 2nd Lien
10.768%, CME Term SOFR + 7.000%, 09/30/29(B)	965	897
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 12/23/31(B)	992	956
Chemours Company, The, Tranche B-4 US$ Term Loan, 1st Lien
7.168%, CME Term SOFR + 3.500%, 10/15/32	613	608
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
11.205%, CME Term SOFR + 7.438%, 03/15/30(B)	304	282
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
8.018%, CME Term SOFR + 4.250%, 04/02/29(B)	$510	$396
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 10/07/31(B)	109	77
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 02/07/31(B)	1,770	1,515
Natgasoline LLC, 2025 Term Loan, 1st Lien
9.173%, CME Term SOFR + 5.500%, 03/29/30(B)	541	543

Total Chemicals, Plastics and Rubber		7,173

Commercial Services & Supplies [0.8%]
Boels Topholding TL, 1st Lien
4.440%, 01/30/31	1,500	1,718
Cube Safety Bidco TL, 1st Lien
0.000%, 02/04/33(F)	1,000	1,144
Greenwich Bidco Ltd, 1st Lien
5.276%, 07/30/32	1,000	1,117
Neptune BidCo US Inc., 2026 Euro Term B Loan, 1st Lien
7.031%, Euribor + 5.000%, 02/03/33	1,000	1,122
Nielsen Consumer TL, 1st Lien
4.642%, 10/04/30(B)	884	1,007
Radar Bidco SARL, Facility B4 (EUR), 1st Lien
5.004%, Euribor + 3.000%, 04/04/31	1,000	1,142

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ramudden Global (Group) GmbH, Facility B4, 1st Lien
5.438%, Euribor + 3.500%, 12/10/29(B)	$1,000	$1,143
Techem Verwaltungsgesellschaft 675 mbH, Facility B6, 1st Lien
5.231%, Euribor + 3.250%, 07/15/32	1,000	1,152
TSG Solutions Holding, Additional Facility B1 (EUR), 1st Lien
5.276%, Euribor + 3.250%, 05/04/32	1,000	1,152
Vita BidCo SARL, Facility B2, 1st Lien
5.049%, Euribor + 3.000%, 09/11/31(B)	1,000	1,153
Wsh Investments TL, 1st Lien
8.262%, 04/28/32	778	1,028

Total Commercial Services & Supplies		12,878

Communications Equipment [0.1%]
Zayo Group TL, 1st Lien
5.142%, 10/10/31	636	725

Construction & Engineering [0.2%]
Indicor, LLC, Tranche E Euro Term Loan, 1st Lien
5.127%, Euribor + 3.000%, 11/22/29	975	1,127
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
5.627%, Euribor + 3.500%, 04/03/31(B)	167	193
Platea (BC) Bidco AB, Facility B, 1st Lien
5.627%, Euribor + 3.500%, 04/03/31(B)	833	965

Total Construction & Engineering		2,285

Consumer Discretionary [0.0%]
American Greetings 4/24 TLB, 1st Lien
9.418%, 05/01/29	368	366

Consumer Staples [0.0%]
Milk Specialties/Actus Nutr 01/26 Cov-Lite TLB, 1st Lien
7.669%, 10/16/31	$364	$365

Consumer Staples Distribution & Retail [0.1%]
Bellis Acquisition Company PLC, Facility B (EUR), 1st Lien
6.079%, Euribor + 4.000%, 05/14/31	1,000	1,026
Zf Invest TL, 1st Lien
3.750%, 02/25/33	1,000	1,147

Total Consumer Staples Distribution & Retail		2,173

Containers & Packaging [0.1%]
Kleopatra Finco TL, 1st Lien
9.026%, 03/16/32	805	748
LABL, Inc., Initial Euro Term Loan, 1st Lien
7.026%, EURIBOR + 5.000%, 10/30/28(B) (C)	453	232
Multi Colot TL, 1st Lien
8.781%, 03/04/33	19	21

Total Containers & Packaging		1,001

Containers, Packaging and Glass [0.0%]
Owens-Illinois General Inc., Tranche B-1 Term Loan B Facility, 1st Lien
6.668%, CME Term SOFR + 3.000%, 09/30/32	319	315

Diversified Consumer Services [0.6%]
Assytec, 1st Lien
7.504%, 12/31/28(B)	1,000	852
Bach Finance Limited, Fifteenth Amendment Euro Term Loan, 1st Lien
4.795%, Euribor + 2.750%, 01/09/32	1,000	1,146
Cervantes Bidco, S.L.U. , Facility B2, 1st Lien
5.022%, Euribor + 3.000%, 12/03/31	1,000	1,150

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Inspired Finco Holdings Limited, Facility B8, 1st Lien
4.892%, Euribor + 3.000%, 02/28/31		$962	$1,104
Sapiencia Bidco TL, 1st Lien
0.000%, 12/04/31(F)		1,000	1,150
Sector Alarm TL, 1st Lien
5.011%, 01/28/33		1,000	1,145
Shilton Bidco Ltd TL, 1st Lien
5.877%, 10/30/31(B)		1,000	1,146
Verisure Holding AB (publ), New Facility B, 1st Lien
4.281%, EURIBOR + 2.250%, 11/03/32		1,500	1,727

Total Diversified Consumer Services			9,420

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Ahlstrom Holding 3 Oy, Additional Facility B1 (USD), 1st Lien
8.211%, CME Term SOFR + 4.250%, 05/23/30(B)		15	15
Ahlstrom Holding 3 Oy, Facility B (USD), 1st Lien
7.961%, CME Term SOFR + 4.000%, 02/04/28(B)		785	776
Glatfelter Corporation, Term Loan, 1st Lien
7.923%, CME Term SOFR + 4.250%, 11/04/31(B)		490	469
Mativ Holdings, Inc., Term B Loan, 1st Lien
7.532%, CME Term SOFR + 3.750%, 04/20/28(B)		528	526

Total Diversified Natural Resources, Precious Metals and Minerals			1,786

Diversified Telecommunication Services [0.6%]
Eircom Finco TL, 1st Lien
4.691%, 11/15/32		1,500	1,725
Lorca Telecom Bidco, S.A. , Facility B5, 1st Lien
4.384%, Euribor + 2.250%, 03/25/31(B)		$1,500	$1,729
Odido Holding B.V., Facility B2, 1st Lien
5.027%, Euribor + 2.900%, 03/30/29(B)		1,000	1,154
Telenet International Finance S.a r.l., Additional Facility AU, 1st Lien
4.940%, Euribor + 3.000%, 03/31/33		1,000	1,130
Virgin Media Bl, The Bank Of Nova Scotia
5.440%, EURIBOR + 3.500%, 05/19/26(B)		1,000	1,148
VMED O2 UK Holdco 4 Limited, Facility AF, 1st Lien
4.940%, Euribor + 3.000%, 10/15/31		1,000	1,074
Ziggo B.V., Term Loan H Facility, 1st Lien
4.940%, EURIBOR + 3.000%, 01/31/29(B)	EUR	1,000	1,116

Total Diversified Telecommunication Services			9,076

Diversified/Conglomerate Manufacturing [0.0%]
Pegasus BidCo B.V., 2025-1 Dollar Term Loan, 1st Lien
6.403%, CME Term SOFR + 2.750%, 07/12/29		600	597

Diversified/Conglomerate Service [0.7%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing U.S. Dollar Term Loan, 1st Lien
6.664%, CME Term SOFR + 3.000%, 05/21/31		474	473

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Apex Group Treasury Limited, 2025 Refinancing USD Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.500%, 02/27/32(B)	$745	$676
Cengage Learning, Inc., Existing Term Loan, 1st Lien
6.669%, CME Term SOFR + 3.000%, 03/24/31	946	925
Darktrace Finco US LLC, Initial Term Loan, 1st Lien
6.898%, CME Term SOFR + 3.250%, 10/09/31(B)	802	766
Ensono, Inc., Initial Term Loan, 1st Lien
7.782%, CME Term SOFR + 4.000%, 05/26/28(B)	683	633
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 10/31/31	571	555
Inspired Finco Holdings Limited, Facility B7, 1st Lien
6.418%, CME Term SOFR + 2.750%, 02/28/31	420	419
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.418%, CME Term SOFR + 1.750%, 10/23/30(B)	774	774
Mermaid Bidco Inc., Facility B (USD), 1st Lien
6.913%, CME Term SOFR + 3.250%, 07/03/31(B)	1,065	1,041
NAB Holdings, LLC, 2025 Refinancing Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 11/23/28(B)	505	461
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 11/17/31(B)	$1,020	$998
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 10/31/30(B)	700	689
Physician Partners, LLC, Initial Tranche B-1 Term Loan, 1st Lien
7.850%, CME Term SOFR + 4.000%, 12/31/29(B)	485	324
Physician Partners, LLC, Initial Tranche C Term Loan, 1st Lien
9.350%, CME Term SOFR + 5.500%, 12/31/30(B)	305	124
Trio BidCo, LLC, Closing Date Term B Loan , 1st Lien
7.700%, CME Term SOFR + 4.000%, 10/29/32	452	437
Trio BidCo, LLC, Delayed Draw Term B Loan, 1st Lien
0.500%, UNFND + 0.500%, 10/29/32	48	46
Venga Finance S.a r.l., 2025 Incremental Dollar Term Loan, 1st Lien
7.684%, CME Term SOFR + 3.750%, 06/28/29(B)	861	857
Vestis Corporation , Term B-1 Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 02/22/31(B)	1,271	1,224

Total Diversified/Conglomerate Service		11,422

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.198%, CME Term SOFR + 4.500%, 11/15/30(B)	$317	$303
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 02/27/32(B) (D)	481	476

Total Ecological		779

Electronics [1.0%]
Adeia Inc., Initial Term B Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 06/08/28(B)	993	991
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 02/01/31(B)	554	545
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-4 Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 08/09/30	629	620
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 07/30/31(B)	768	710
Calabrio, Inc., First Out Term Loan, 1st Lien
7.673%, CME Term SOFR + 4.000%, 11/26/32	615	478
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 01/31/31(B)	280	241
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 01/31/31(B)	$220	$190
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 08/13/32(B)	1,315	1,199
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, 1st Lien
7.676%, CME Term SOFR + 4.000%, 12/09/31(B)	486	465
Cyberswift US Finco, LLC, Term Loan, 1st Lien
7.646%, CME Term SOFR + 4.000%, 10/08/32	650	639
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.661%, CME Term SOFR + 3.000%, 02/04/33	345	326
Directv Financing 2/25 Cov-Lite TLB, 1st Lien
9.167%, 03/17/30(B)	360	360
Finastra USA, Inc., Initial USD Term Loan, 1st Lien
7.671%, CME Term SOFR + 4.000%, 09/15/32(B)	920	862
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.167%, CME Term SOFR + 4.500%, 10/30/31(B)	587	560
ION Platform Finance US, Inc., Initial Dollar Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 10/07/32	750	600

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Level 3 Financing, Inc., Term B-4 Refinancing Loans, 1st Lien
6.918%, CME Term SOFR + 3.250%, 03/29/32(B)	$1,080	$1,079
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 05/03/28(B)	176	151
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 12/31/31(B)	157	104
Perforce Software, Inc., 2024-1 Refinancing Term Loan, 1st Lien
8.418%, CME Term SOFR + 4.750%, 07/02/29(B)	139	93
Pitney Bowes Inc., Tranche B Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 03/19/32(B)	1,183	1,173
Priority Holdings, LLC, 2025-1 Refinancing Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 08/02/32(B)	1,062	1,032
Rackspace Finance, LLC, Term B Loan, 1st Lien
6.544%, CME Term SOFR + 2.750%, 05/15/28(B)	1,297	600
Red Planet Borrower, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
7.668%, CME Term SOFR + 4.000%, 09/08/32(B)	384	375
Sabre 12/25 TLB1,
10.018%, 02/28/30	651	508
Sabre GLBL Inc., 2025 Other Term B-2 Loan, 1st Lien
10.018%, CME Term SOFR + 6.250%, 07/30/29	$249	$194
Team.blue Finco SARL, USD Additional Facility, 1st Lien
6.950%, CME Term SOFR + 3.250%, 07/12/32(B)	332	317
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.167%, CME Term SOFR + 2.500%, 02/10/31(B)	990	945
Ultra Clean Holdings, Inc., Eighth Amendment Replacement Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 02/25/28(B)	70	70
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 03/29/29(B)	849	837

Total Electronics		16,264

Energy [0.0%]
First Reserve/Blue Racer 10/25 Cov-Lite TLB, 1st Lien
7.950%, 02/04/33	338	338

Finance (including structured products) [1.2%]
Blackhawk Network Holdings, Inc., Term B-3 Loan, 1st Lien
7.168%, CME Term SOFR + 3.500%, 03/12/29	541	534

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 04/01/32	$496	$462
DMS Purchaser, LLC, Take-Back Loan, 1st Lien
11.168%, CME Term SOFR + 7.500%, 02/28/30(B)	297	298
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
7.168%, CME Term SOFR + 3.500%, 06/26/31(B)	901	883
Dynamo Midco B.V., Facility B1 (USD), 1st Lien
6.921%, CME Term SOFR + 3.250%, 09/30/31	503	437
EIG Management Company, LLC, Term Loan B, 1st Lien
8.668%, CME Term SOFR + 5.000%, 05/17/29(B)	672	665
EMG Utica Midstream Holdings, LLC, Initial Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 04/01/30(B)	481	483
First Eagle Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.500%, UNFND + 3.500%, 08/16/32(B)	176	174
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 08/16/32(B)	1,034	1,017
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
8.663%, CME Term SOFR + 5.000%, 11/05/31(B)	762	600
Forgent Intermediate IV LLC, Initial Term Loan, 1st Lien
6.656%, CME Term SOFR + 3.000%, 12/20/32	$420	$421
Franklin Square Holdings, L.P., Term B Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 04/25/31(B)	985	822
Galileo Parent, Inc., Initial Term Loan, 1st Lien
8.118%, CME Term SOFR + 4.500%, 03/03/33	930	910
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
7.400%, CME Term SOFR + 3.750%, 02/11/32(B)	693	694
Hudson River Trading LLC, Term B-2 Loan, 1st Lien
6.175%, CME Term SOFR + 2.500%, 03/18/30	790	786
Hunterstown Generation, LLC, Incremental Term Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 11/06/31	494	494
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 12/15/31(B)	701	688
Jump Financial, LLC, Term B-1 Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 02/26/32(B)	347	347
LendingTree, Inc., Initial Term B Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 08/21/30(B)	1,154	1,131

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 12/02/31	$363	$363
Modena Buyer LLC, Initial Term Loan, 1st Lien
7.917%, CME Term SOFR + 4.250%, 07/01/31(B)	583	521
Oakeagle Acq. TL 3/24/2033, 1st Lien
0.000%, 03/19/31(F)	765	760
Opal Bidco SAS, Facility B4, 1st Lien
6.700%, CME Term SOFR + 3.000%, 04/28/32	1,087	1,086
Osaic Holdings, Inc., Term B-1 Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 07/30/32	745	730
Stonepeak Nile Parent LLC, Amendment No 1 Incremental Term Loan, 1st Lien
5.917%, CME Term SOFR + 2.250%, 04/09/32	430	429
Synechron, Inc., Initial Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 10/03/31(B)	485	443
Tate & Lyle/Primary Products/Primient 12/24 TLB,
6.896%, 02/07/31(B)	468	464
Tidal Waste/Coastal Waste 10/24 TLB, 1st Lien
6.450%, 09/26/31	648	648
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.951%, CME Term SOFR + 3.250%, 12/30/32	635	614
VFH Parent LLC, Term B-2 Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 06/21/31(B)	337	336
Wash Bidco Inc., Initial Term Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 09/10/32(B)	$415	$416
West Deptford 7/25 TL, 1st Lien
7.668%, 07/16/32	579	575

Total Finance (including structured products)		19,231

Financial Services [0.1%]
AI Silk Midco Limited, Facility B, 1st Lien
7.131%, Euribor + 5.000%, 03/04/31(B)	500	517
Superannuation/Colonial, 1st Lien
6.168%, 02/11/33	731	730

Total Financial Services		1,247

Financials [0.1%]
Autokiniton Group/L&W (Agg) 1/24, 2024 Replacement Term B Loan
7.782%, 08/02/29(B)	971	957

Food Products [0.3%]
Froneri International Limited, Facility B5, 1st Lien
4.899%, Euribor + 2.750%, 09/30/32	1,000	1,136
POP Bidco, Facility B, 1st Lien
6.399%, Euribor + 4.250%, 11/26/31(B)	1,000	1,152
United Petfood Finance BV, Facility B, 1st Lien
4.399%, Euribor + 2.250%, 02/26/32(B)	1,000	1,147
Zara Uk Midco Ltd,
7.911%, 11/30/30(B)	845	895

Total Food Products		4,330

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Government [0.0%]
Jpy Paris Club 01/10/28, 1st Lien
0.000%, 03/18/33(D) (F)	JPY	133,333	$664

Ground Transportation [0.1%]
Edge Finco PLC, Additional Facility B1, 1st Lien
5.034%, Euribor + 3.000%, 08/22/31(B)		1,000	1,152

Health Care Equipment & Supplies [0.3%]
Celeste BidCo B.V., Facility B2, 1st Lien
5.530%, Euribor + 3.500%, 07/20/29(B)		1,000	1,153
GHD Verwaltung Gesundheits GMBH Deutschland, Facility B, 1st Lien
5.892%, EURIBOR + 4.000%, 11/15/27(B)	EUR	396	441
LGC Science Group Holdings Limited, Facility B4 (EUR), 1st Lien
5.761%, Euribor + 3.750%, 01/21/30		1,000	1,153
Pique Bidco, S.L.U., Facility B3, 1st Lien
5.567%, Euribor + 3.675%, 12/18/30(B)		1,000	1,141
WS Audiology A/S, Facility B7, 1st Lien
5.873%, Euribor + 3.750%, 02/28/29(B)		500	564

Total Health Care Equipment & Supplies			4,452

Health Care Providers & Services [0.5%]
Argent Bidco TL, 1st Lien
0.000%, 08/09/30(F)		1,000	1,153
Colosseum Dental Finance B.V., Additional Facility B2-A, 1st Lien
5.621%, Euribor + 3.500%, 03/22/32		1,000	1,154
Elsan SAS , Facility B6, 1st Lien
5.550%, EURIBOR + 3.400%, 06/16/31(B)		1,000	1,078
HomeVi, Additional Senior Term Facility 5, 1st Lien
6.776%, Euribor + 4.750%, 10/31/29(B)		$500	$575
Inovie Group TL, Cib
6.127%, 01/31/29(B)		500	539
Ramsay Generale de Sante, Incremental Facility B5, 1st Lien
5.277%, Euribor + 3.250%, 08/13/31(B)		1,000	1,144
Sunrise Bidco Sarl, 1st Lien
5.553%, 03/31/28(B)		1,000	1,086
Takecare Bidco, Additional Senior Term Facility B3, 1st Lien
5.377%, Euribor + 3.250%, 12/17/31		1,000	1,153

Total Health Care Providers & Services			7,882

Healthcare [0.1%]
Hologic TL 01/14/2033 TLB, 1st Lien
0.000%, 12/10/30(F)		1,110	1,096
Select Medical 3/26 Cov-Lite TLB, 1st Lien
0.000%, 03/17/33(F)		400	399
Team Health 1/26 Cov-Lite TLB, 1st Lien
7.661%, 02/28/31		721	717

Total Healthcare			2,212

Healthcare, Education and Childcare [0.2%]
AHP Health Partners, Inc., 2025 Term B Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 09/20/32(B)		398	398
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 05/17/31(B)		1,202	1,202
LifePoint Health, Inc. , 2024-2 Refinancing Term Loan, 1st Lien
7.152%, CME Term SOFR + 3.500%, 05/17/31(B)		392	391

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.267%, CME Term SOFR + 3.500%, 11/01/28(B)	$885	$175
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 1st Lien
5.918%, CME Term SOFR + 2.250%, 05/19/31(B)	233	222
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
7.376%, CME Term SOFR + 3.750%, 07/18/31(B)	642	475
TEAM Services Group, LLC, 2022-1 Incremental Term Loan Retired 03/31/2026, 1st Lien
8.817%, CME Term SOFR + 5.000%, 12/20/27(B)	277	276
University Support Services LLC, 2021 Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 02/10/29	497	487

Total Healthcare, Education and Childcare		3,626

Hotels, Motels, Inns and Gaming [0.3%]
Allwyn International AG, Facility B, 1st Lien
6.165%, CME Term SOFR + 2.500%, 11/24/32	475	466
Allwyn International AG, Facility B2, 1st Lien
5.667%, CME Term SOFR + 2.000%, 06/02/31(B)	1,139	1,102
GBT US III LLC, Additional Term B-2 Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 07/25/31	380	371
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 08/01/30(B)	$565	$529
Oravel Stays Limited, Initial Term Loan, 1st Lien
11.711%, CME Term SOFR + 8.000%, 01/08/30(B)	1,021	1,036
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 07/08/31(B)	513	485

Total Hotels, Motels, Inns and Gaming		3,989

Hotels, Restaurants & Leisure [0.2%]
Allwyn Entertainment Financing (UK) PLC, Facility B, 1st Lien
4.892%, Euribor + 3.000%, 03/26/32(B)	1,000	1,139
Pax Holdco TL, 1st Lien
5.635%, 12/16/32	1,100	1,246
Scientific Games Lottery, Db Ag New York Branch - Third Party
5.776%, 08/03/29(B)	1,000	1,128

Total Hotels, Restaurants & Leisure		3,513

Household Durables [0.1%]
Stiga C Sa TL, 1st Lien
7.367%, 06/18/32(B)	1,316	1,517

Industrial Conglomerates [0.4%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing Euro Term Loan, 1st Lien
5.029%, Euribor + 3.000%, 05/21/31(B)	1,500	1,727
Delachaux Group SAS, 2024 Incremental Facility, 1st Lien
5.276%, Euribor + 3.250%, 04/16/29(B)	922	1,067

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
INNIO Group Holding GmbH, Extended Facility B (USD), 1st Lien
5.660%, CME Term SOFR + 2.000%, 11/02/31	$1,000	$990
Rubix Group Finco Limited, Extended Facility B1, 1st Lien
5.481%, Euribor + 3.500%, 09/30/31	500	564
Syntegon Topco TL, 1st Lien
3.500%, 02/14/33	1,000	1,148

Total Industrial Conglomerates		5,496

Industrial Products [0.1%]
Gibraltar Industries 1/26 Cov-Lite TLB, 1st Lien
5.918%, 12/01/28	505	502
Jupiter Borrower Inc, 1st Lien
0.000%, 03/24/33(F)	455	454

Total Industrial Products		956

Industrials [0.0%]
Jennmar Intermediate 12/25 Cov-Lite TLB, 1st Lien
8.678%, 06/19/31	439	438

Information Technology [0.0%]
Sitel Worldwide 7/21 (USD) Cov-Lite TL, 1st Lien
7.711%, 01/20/29(B)	967	361

Insurance [0.3%]
Asurion, LLC, New B-12 Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 09/19/30(B)	885	875
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.032%, CME Term SOFR + 5.250%, 01/20/29(B)	347	345
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 09/19/30(B)	$1,161	$1,146
Asurion, LLC, New Term B-14 Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 02/23/33	445	430
CFC Bidco 2022 Limited, Initial Term Loan, 1st Lien
7.161%, CME Term SOFR + 3.500%, 07/01/32	648	617
DIOT-SIACI Symphony BidCo S.Ã r.l., Incremental Facility B, 1st Lien
5.377%, Euribor + 3.250%, 07/26/32	1,000	1,142
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 02/15/31	500	484

Total Insurance		5,039

IT Services [0.0%]
Team Services 6/24 Incremental TLB, 1st Lien
8.917%, 07/30/31(B)	599	597

Leisure Products [0.1%]
Casper Bidco SAS, Facility B7, 1st Lien
5.373%, Euribor + 3.250%, 03/21/31	1,000	1,145

Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Bingo/Amer Gaming/Playags 5/25 Cov-Lite TLB, 1st Lien
8.450%, 05/17/30(B)	617	600
Bowlmor Amf/Bowlero/Lucky Strike 9/25 Cov-Lite TLB, 1st Lien
6.918%, 09/10/32(B)	545	495

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Fitness International, LLC, Term B Loan, 1st Lien
8.168%, CME Term SOFR + 4.500%, 02/12/29(B)		$128	$128
Voyager Parent, LLC, 2026 Refinancing Term B Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 07/01/32		598	594

Total Leisure, Amusement, Motion Pictures, Entertainment			1,817

Machinery [0.1%]
Trench Group GmbH, Facility B, 1st Lien
5.385%, Euribor + 3.250%, 03/05/32(B)		857	991

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.2%]
A-AG US GSI Bidco, Inc., Initial Term Loan, 1st Lien
8.700%, CME Term SOFR + 5.000%, 10/31/31(B)		729	726
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.917%, CME Term SOFR + 2.250%, 08/19/31(B)		345	344
Beach Acquisition Bidco, LLC, Tranche B-1 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 09/12/32(B)		304	305
MKS, Inc., 2026-1 Dollar Term B Loan, 1st Lien
5.414%, CME Term SOFR + 1.750%, 02/04/33		200	200
Primo Brands Corporation, 2025 Refinancing Term Loan 1st Lien
5.922%, CME Term SOFR + 2.250%, 07/20/29(B)		342	342
Primo Brands Corporation, 2026 Refinancing Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 03/31/31		$390	$390

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			2,307

Manufacturing [0.1%]
Lippert Components/Lci Industries 9/25 TL,
5.918%, 02/25/28		306	305
Weber-Stephen 9/25 TLB, 1st Lien
7.411%, 03/31/29		485	473

Total Manufacturing			778

Materials [0.1%]
Mativ Hldgs Inc, 1st Lien
0.000%, 03/25/33(F)		425	408
New Arclin/Arc Falcon 2/26 Cov-Lite TLB, 1st Lien
0.000%, 12/29/32(F)		1,165	1,065

Total Materials			1,473

Media [0.1%]
Dorna Sports, S.L., Facility B, 1st Lien
4.874%, Euribor + 2.750%, 08/18/32		1,000	1,153
Thryv/Dex Media 4/24, Tlb 1st Lien
10.418%, 07/01/31(B)		457	448

Total Media			1,601

Mining, Steel, Iron and Nonprecious Metals [0.1%]
AMG Advanced Metallurgical Group N.V., Initial Term Loan, 1st Lien
7.282%, CME Term SOFR + 3.500%, 11/30/28(B)		783	779
New World Resources,
14.500%, 04/03/28(B) (C)	EUR	1,011	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
7.168%, CME Term SOFR + 3.500%, 05/10/30(B)	$1,119	$1,115

Total Mining, Steel, Iron and Nonprecious Metals		1,894

Oil and Gas [0.4%]
Brazos Delaware II, LLC, 2025 B-2 Refinancing Term Loan, 1st Lien
6.176%, CME Term SOFR + 2.500%, 02/11/30(B)	558	559
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/20/31(B)	562	561
Fortress Investment 7/25 TLB,
5.418%, 11/17/31(B)	645	626
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.893%, CME Term SOFR + 3.250%, 02/11/33	850	849
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
7.176%, CME Term SOFR + 3.500%, 03/11/33	505	505
Par Petroleum, LLC, Amendment No. 3 Loan, 1st Lien
6.933%, CME Term SOFR + 3.250%, 02/28/30	641	640
Pelican Pipeline, LLC, Initial Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 03/25/33	380	380
Rockpoint Gas Storage Partners LP, Amendment No. 2 Refinancing Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 09/18/31	$796	$797
Third Coast Infrastructure, LLC, 2025 Refinancing Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 09/25/30(B)	1,082	1,088

Total Oil and Gas		6,005

Other [0.0%]
Catawba Nation Gaming Authority, Initial Term B Loan
8.417%, 12/20/29(B)	665	674

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.0%]
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 08/26/31	480	477

Personal Transportation [0.0%]
OneSky Flight, LLC, Initial Term Loans, 1st Lien
6.428%, CME Term SOFR + 2.750%, 02/17/33	490	488

Pharmaceuticals [0.5%]
Althea Acquisition TL, 1st Lien
5.328%, 11/26/32	1,500	1,719
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
6.016%, EURIBOR + 4.000%, 02/22/29(B)	865	993
Cidron Aida Finco S.A.R.L., First Additional Term Facility B, 1st Lien
6.142%, Euribor + 4.250%, 10/22/31(B)	500	550

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Financiere Mendel, Additional Term Facility 2 (EUR), 1st Lien
5.127%, Euribor + 3.000%, 11/08/30(B)	$1,000	$1,151
Financiere Verdi I Sas, Deautche Bank
8.227%, 03/10/28(B)	1,000	1,293
Nidda Healthcare Holding GmbH, Facility B4 (EUR), 1st Lien
5.524%, Euribor + 3.500%, 12/09/32	1,500	1,728
Pharmanovia Bidco Limited, Facility B3, 1st Lien
6.261%, Euribor + 4.250%, 02/28/30(B)	500	331

Total Pharmaceuticals		7,765

Printing, Publishing and Broadcasting [0.2%]
Digital Media Solutions 4/21 TLB, 1st Lien
0.000%, 05/26/28(F)	686	—
Digital Media Solutions 9/24 B Roll-Up TL,
0.000%, 11/04/31(F)	62	—
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 02/06/31(B)	991	979
Neptune BidCo US Inc., 2026 Dollar Term B Loan, 1st Lien
8.760%, CME Term SOFR + 5.000%, 02/03/33	1,100	1,048
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
8.960%, CME Term SOFR + 5.000%, 02/15/29(B)	883	750
Wasserman Media Group, LLC, Amendment No. 2 Refinancing Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 06/23/32	329	327

Total Printing, Publishing and Broadcasting		3,104

Professional Services [0.3%]
Kronosnet 9/22 Cov, Bnp Paribas Sa
7.849%, 12/20/27(B)	$1,000	$741
Node AcquiCo GmbH, Facility B1, 1st Lien
5.455%, Euribor + 3.500%, 12/08/32	1,000	1,149
Sitel Group, Bnp Paribas-Prin
5.770%, 07/28/28(B)	1,000	587
TIC Bidco Limited, Facility B4 (EUR), 1st Lien
5.398%, Euribor + 3.250%, 06/19/31	1,000	1,153
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
7.170%, Euribor + 5.250%, 11/03/29(B)	500	486

Total Professional Services		4,116

Real Estate Services [0.0%]
Ggp (Brookfield Residential Property) 5/25, Tlb 1st Lien
7.168%, 01/31/31(B)	432	433

Retail Stores [0.3%]
Belfor Holdings Inc., Tranche B-5 Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 11/01/30(B)	969	970
Boots Group Bidco 7/25 (USD) TLB, 1st Lien
6.924%, 08/05/32(B)	414	415
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 03/27/31(B)	484	478
Peer Holding III B.V., Facility B5B, 1st Lien
6.200%, CME Term SOFR + 2.500%, 07/01/31(B)	904	901

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 12/16/32	$318	$318
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
1.250%, UNFND + 1.250%, 12/16/32	47	47
Restoration Hardware, Inc., 2022 Incremental Term Loan, 1st Lien
7.018%, CME Term SOFR + 3.250%, 10/20/28	269	267
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
6.282%, CME Term SOFR + 2.500%, 10/20/28(B)	406	394
West Marine 9/24 TLc,
10.961%, 09/05/29(B)	25	17
WH Borrower, LLC, Initial Term Loan, 1st Lien
8.156%, CME Term SOFR + 4.500%, 02/20/32(B)	1,361	1,360

Total Retail Stores		5,167

Semiconductors & Semiconductor Equipment [0.1%]
MKS, Inc., 2026-1 Euro Term B Loan, 1st Lien
3.937%, Euribor + 2.000%, 02/04/33	719	830

Software [0.1%]
Dedalus Finance GmbH, Extended Senior Facility B2, 1st Lien
5.857%, Euribor + 3.750%, 05/04/30(B)	1,000	1,127
IGT Holding IV AB, B4 Incremental Facility, 1st Lien
5.377%, Euribor + 3.250%, 08/29/31(B)	1,000	1,132

Total Software		2,259

Software and Service [0.4%]
Mercury Data Ctr Bidco TL Bankdebt 9.4083 20290905, 1st Lien
0.000%, 10/08/31(F)	$5,919	$5,905
Perforce Software 3/24 Incremental TL, 1st Lien
8.418%, 02/15/29(B)	497	341
Prometric 6/25 Cov-Lite TLB, 1st Lien
7.418%, 07/30/32(B)	328	326

Total Software and Service		6,572

Specialty Retail [0.3%]
EG Finco Limited, Initial Euro Term Loan, 1st Lien
5.392%, Euribor + 3.500%, 02/10/31	1,392	1,587
Peer Holding III B.V., Facility B7B, 1st Lien
4.877%, Euribor + 2.750%, 11/26/31	2,000	2,302
Thg Operations TL, 1st Lien
7.172%, 02/28/30(B)	800	889

Total Specialty Retail		4,778

Technology [0.0%]
Virtusa Corporation, Term B-2 Loan
6.918%, 03/15/30(B)	496	445

Telecommunications [0.5%]
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
9.428%, CME Term SOFR + 5.500%, 09/01/27(B)	95	92
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.428%, CME Term SOFR + 5.500%, 09/01/27(B)	1,470	1,429
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.168%, CME Term SOFR + 4.500%, 09/27/29(B)	982	983

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Coral-US Co-Borrower LLC, Term B-7 Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 01/31/32(B)	$1,195	$1,172
Creation Technologies Inc., Initial Term Loan, 1st Lien
9.413%, CME Term SOFR + 5.500%, 10/05/28(B)	1,373	1,347
ViaSat, Inc., Initial Term Loan, 1st Lien
8.289%, CME Term SOFR + 4.500%, 05/30/30	528	528
Zacapa S.a r.l., Seventh Amendment Incremental Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 03/22/29(B)	1,976	1,968

Total Telecommunications		7,519

Textiles, Apparel & Luxury Goods [0.1%]
Breitling Holdings S.a r.l., Facility B, 1st Lien
6.024%, EURIBOR + 3.900%, 10/25/28(B)	1,000	958

Transportation Infrastructure [0.1%]
Boluda Towage, S.L.U., Facility B3, 1st Lien
5.407%, Euribor + 3.500%, 01/31/30(B)	1,000	1,156
Optimus Bidco TL, 1st Lien
5.377%, 05/30/30(B)	1,000	980

Total Transportation Infrastructure		2,136

Utilities [0.4%]
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.418%, CME Term SOFR + 1.750%, 09/30/31(B)	533	531

Description	Face Amount (000)(1)/Shares	Value (000)
Bayonne Energy Center, LLC, Term B Advance, 1st Lien
6.700%, CME Term SOFR + 3.000%, 10/01/32	$413	$413
CPV Fairview, LLC, 2025 Upsize Term B Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 08/14/31	700	696
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
8.418%, CME Term SOFR + 4.750%, 04/03/29(B)	600	600
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
7.668%, CME Term SOFR + 4.000%, 06/04/29(B)	1,269	1,268
Lackawanna Energy Center LLC, Replacement Term B Advance, 1st Lien
6.419%, CME Term SOFR + 2.750%, 08/05/32	645	645
Mrp Buyer/Middle River Power 5/25 Delayed TL, 1st Lien
6.950%, 05/24/32(B)	100	100
Mrp Buyer/Middle River Power 5/25 TL, 1st Lien
6.950%, 05/07/32(B)	781	780
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.153%, CME Term SOFR + 2.500%, 12/15/31(B)	286	287
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
6.153%, CME Term SOFR + 2.500%, 05/17/30(B)	381	382

Total Utilities		5,702

Total Loan Participations
(Cost $258,634)		248,058

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Non-Listed Business Development Companies [5.9%]
Financials [5.9%]
Golub Capital BDC 4 (I)		$5,000,000	$75,000
TCW Direct Lending LLC (I)		17,801,964	16,614

Total Financials			91,614

Total Non-Listed Business Development Companies
(Cost $92,458)			91,614

Convertible Bonds [1.5%]
Air Transportation [0.1%]
Bolt Innovation
0.000%, 02/05/33(E)	HKD	13,000	1,564

Batteries/Battery Sys [0.1%]
L&F
2.500%, 04/26/30		1,200	991

Broadcasting & Cable [0.1%]
Cable One
1.125%, 03/15/28		2,500	1,880

Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,452
Winnebago Industries
3.250%, 01/15/30		660	595

Total Building & Construction			2,047

Chemicals [0.4%]
Sasol Financing USA
4.500%, 11/08/27		6,400	6,656

Coal Mining [0.0%]
New World Resources
4.000% PIK, 10/07/20(C)	EUR	380	—

E-Commerce/Products [0.1%]
Alibaba Group Holding
0.500%, 06/01/31		315	437
Alibaba Group Holding
0.000%, 09/15/32(E)		1,220	1,174

Total E-Commerce/Products			1,611

Description	Face Amount (000)(1)/Shares		Value (000)
Entertainment & Gaming [0.3%]
Wynn Macau
4.500%, 03/07/29(A)		$3,875	$3,858

Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		943	1,266

Insurance [0.1%]
China Pacific Insurance Group
0.000%, 09/18/30(E)	HKD	8,000	1,035

Internet Content-Entmnt [0.0%]
iQIYI
4.625%, 03/15/30		800	723

Investment Bank/Broker-Dealer [0.0%]
Goldman Sachs Finance International, MTN
0.000%, 04/04/28(E)		300	591

Real Estate Oper/Develop [0.0%]
Kaisa Group Holdings
0.000%, 12/31/26(A) (E)		70	—
0.000%, 12/31/27(A) (E)		87	—
0.000%, 12/31/28(A) (E)		140	—
0.000%, 12/31/29(A) (E)		140	—
0.000%, 12/31/30(A) (E)		174	—
0.000%, 12/31/31(A) (E)		174	—
0.000%, 12/31/32(A) (E)		329	—

Total Real Estate Oper/Develop			—

Semi-Conductors [0.1%]
Hon Hai Precision Industry
0.000%, 10/24/29(E)		1,200	1,144

Total Convertible Bonds
Cost ($23,363)			23,366

Limited Partnerships [1.2%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	7,908

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
Oberland Capital Healthcare Solutions LP(I)	$	N/A	$11,408

Total Limited Partnerships
(Cost $17,266)			19,316

Sovereign Debt [0.8%]
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	1,012	822
Argentine Republic Government International Bond
1.000%, 07/09/29		4,872	4,263
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	4,138
National Bank of Uzbekistan
7.200%, 07/17/30		1,710	1,739
Sri Lanka Government International Bond
4.000%, 04/15/28(A)		99	94
3.600%, 08/15/27(A) (G)		187	165
3.600%, 11/15/27(A) (G)		94	83
3.600%, 12/15/27(A) (G)		135	102
3.350%, 09/15/27(A) (G)		200	167
3.100%, 07/15/27(A) (G)		102	94

Total Sovereign Debt
Cost ($11,424)			11,667

Note [0.6%]
City National Rochdale FIOF Investments (Ireland) Limited		48,490,628	9,824

Total Note
(Cost $185,369)			9,824

Common Stock [0.3%]
Broadcasting & Cable [0.1%]
Digicel Holdings (D)		107,067	2,008
Digital Media Solutions		2,606	91

Total Broadcasting & Cable			2,099

Description	Shares		Value (000)
Communication Services [0.0%]
Altice France *		1,161	$19

Containers & Packaging [0.0%]
Kleo/Klock LX		84,051	138

Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—

Financial Services [0.1%]
A’ayan Leasing & Investment KSCP		976,932	464

Financials [0.0%]
BCD Acquisition		1,000,000	—
Copper Property CTL Pass Through Trust (D)		3,788	41
Yeoman Capital SA		52,014	413

Total Financials			454

Media Entertainment [0.0%]
Audacy Inc		5,095	88

Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *		3,039,550	98

Other [0.0%]
ESC GCBREGS Corp		4,750,000	—
Latina Offshore		65	—

Total Other			—

Real Estate Management & Development [0.0%]
Country Garden Holdings *		7,800	—
Kaisa Group Holdings *		86,497	1

Total Real Estate Management & Development			1

Retailers [0.0%]
Rising Tide Holdings Inc		1,887	—

Specialty Retail [0.0%]
Novartex (D)		180,000	13
Vivarte (D)		6,000	—

Total Specialty Retail			13

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Technology [0.0%]
Lumileds *	4,241	$2

Utilities [0.1%]
Longview Power LLC	49,272	1,922

Total Common Stock
(Cost $3,925)		5,298

Warrants [0.0%]
Altisource
Expires 07/22/27* (H)	553	4
Audacy Inc,
Expires 09/30/28* (H)	7,205	—

Total Warrants
(Cost $—)		4

Short-Term Investment [3.4%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.540%	52,765,315	52,765

Total Short-Term Investment
(Cost $52,765)		52,765

Total Investments [99.6%]
(Cost $1,836,237)		$1,553,769

Percentages are based on net assets of $1,560,119 (000).

*	Non-income producing security.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $688,246 (000), representing 44.1% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Zero coupon security.

(F)	Unsettled bank loan, Interest rate not available.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(H)	Strike Price is unavailable.

(I)	Unfunded Commitments as of March 31, 2026:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$75,000,000	$—	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	7,907,910	9,837,500	None	None
Oberland Capital Healthcare Solutions LP	11,407,861	11,573,997	None	None
TCW Direct Lending LLC	16,614,039	7,685,394	None	None
Total	$110,929,810	$29,096,891

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

HKD — Hong Kong Dollar

JSC — Joint Stock Company

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

USISSO05 — 5-Year U.S. Dollar SOFR ICE Swap Rate

ULC — Unlimited Liability Company

UNFND — Unfunded

USD — U.S. Dollar

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

schedule of investments
March 31, 2026 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
First Bank National Association	04/27/26	USD	4,775	EUR	4,150	$28
U.S. Bank	04/27/26	USD	12,894	EUR	11,150	10
U.S. Bank	04/27/26	USD	8,132	EUR	6,965	(71)
U.S. Bank	04/27/26	EUR	175,365	USD	206,656	3,703
U.S. Bank	04/30/26	GBP	3,510	USD	4,703	57
U.S. Bank	04/30/26	EUR	99,480	USD	115,470	323
						$4,050

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long Contracts
U.S. 10-Year Treasury Notes	256	Jun-2026	$29,014	$28,428	$(586)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$792,574	$1,505	$794,079
Collateralized Loan Obligations	—	297,778	—	297,778
Loan Participations	—	246,918	1,140	248,058
Non-Listed Business Development Companies	91,614	—	—	91,614
Convertible Bonds	—	23,366	—	23,366
Limited Partnerships	19,316	—	—	19,316
Sovereign Debt	—	11,667	—	11,667
Note	—	9,824	—	9,824
Common Stock	1,293	1,942	2,063	5,298
Warrants	—	4	—	4
Short-Term Investment	52,765	—	—	52,765
Total Investments in Securities	$164,988	$1,384,073	$4,708	$1,553,769

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(586)	$—	$—	$(586)
Forward Contracts*
Unrealized Appreciation	—	4,121	—	4,121
Unrealized Depreciation	—	(71)	—	(71)
Total Other Financial Instruments	$(586)	$4,050	$—	$3,464

*	Forwards and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

statements of assets and liabilities (000)
March 31, 2026 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund	City National Rochdale Fixed Income Opportunities Fund
ASSETS:
Cost of securities (including repurchase agreements and affiliated investments)	$7,986,826	$765,472	$1,836,237
Investments in securities, at value	$6,588,826	$729,672	$1,553,769
Repurchase agreements, at value	1,398,000	—	—
Cash	—	364	502
Foreign currency(1)	—	—	3,454
Receivable for capital shares sold	140,173	661	419
Receivable for investment securities sold	—	—	17,651
Dividend and interest receivable	11,656	10,696	21,219
Foreign tax reclaim receivable	—	—	415
Receivable for variation margin	—	—	60
Unrealized gain on forward foreign currency contracts	—	—	4,121
Cash collateral for forward foreign currency contracts	—	—	481
Prepaid expenses	115	23	34
Total Assets	$8,138,770	$741,416	$1,602,125

LIABILITIES:
Payable for capital shares redeemed	11,436	1,177	1,061
Payable for income distributions	5,526	1,707	—
Payable for investment securities purchased	—	—	33,615
Payable for line of credit	—	—	5,674
Unrealized loss on forward foreign currency contracts	—	—	71
Shareholder servicing and distribution fees payable	2,209	262	679
Investment advisory fees payable	278	318	652
Administrative fees payable	160	58	70
Trustee fees payable	7	—	—
Accrued expenses	465	55	184
Total Liabilities	20,081	3,577	42,006
Net Assets	$8,118,689	$737,839	$1,560,119

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$8,118,692	$1,025,397	$2,641,852
Total distributable earnings/(loss)	(3)	(287,558)	(1,081,733)
Net Assets	$8,118,689	$737,839	$1,560,119

Class N Shares:
Net Assets	$9	$481,318	$1,560,119
Total shares outstanding at end of year	9	52,329	80,487
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.20	$19.38

Class S Shares:
Net Assets	$1,243,203	$—	$—
Total shares outstanding at end of year	1,243,203	—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—	$—

Servicing Class Shares:
Net Assets	$6,875,477	$256,521	$—
Total shares outstanding at end of year	6,875,480	27,873	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.20	$—

(1)	Cost of foreign currency $3,420 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Statements of Operations

statements of operations (000)
For the six months ended March 31, 2026 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund	City National Rochdale Fixed Income Opportunities Fund
INVESTMENT INCOME:
Interest Income	$168,075	$19,487	$58,073
Dividend Income	—	117	7,757
Total Investment Income	168,075	19,604	65,830

EXPENSES:
Investment Advisory Fees	11,404	1,890	4,128
Shareholder Servicing Fees — Class N(1)	—	1,223	4,128
Shareholder Servicing Fees — Class S(1)	4,773	—	—
Shareholder Servicing Fees — Servicing Class	9,261	333	—
Administration Fees	960	323	393
Professional Fees	455	53	100
Trustee Fees	240	75	95
Transfer Agent Fees	164	14	32
Custody Fees	158	14	40
Registration Fees	87	8	17
Printing Fees	71	6	13
Interest Expense	—	6	128
Insurance and Other Expenses	174	77	217
Total Expenses	27,747	4,022	9,291
Less, Waivers of:
Investment Advisory Fees	(9,751)	—	(162)
Net Expenses	17,996	4,022	9,129

Net Investment Income	150,079	15,582	56,701
Net Realized Gain (Loss):
Investments	—	(1,080)	2,001
Futures Contracts	—	—	227
Forward Foreign Currency Contracts	—	—	4,546
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	5,698	(41,590)
Futures Contracts	—	—	(577)
Forward Foreign Currency Contracts	—	—	3,667
Foreign Currency Translations	—	—	(53)
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,079	$20,200	$24,922

(1) Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

statements of changes in net assets (000)
For the six months ended March 31, 2026 (Unaudited) and year ended September 30, 2025

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
	2026	2025	2026	2025
OPERATIONS:
Net Investment Income	$150,079	$314,456	$15,582	$34,878
Net Realized Gain (Loss)	—	36	(1,080)	(9,943)
Net Change in Unrealized Appreciation (Depreciation)	—	—	5,698	(20,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	150,079	314,492	20,200	3,996

DISTRIBUTIONS:
Class N	—	—	(9,732)	(20,410)
Class S	(20,799)	(46,939)	—	—
Servicing Class	(129,320)	(267,543)	(5,634)	(12,397)
Total Distributions	(150,119)	(314,482)	(15,366)	(32,807)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	—	—	49,744	129,219
Shares Issued in Lieu of Dividends and Distributions	—	—	4,742	10,073
Shares Redeemed	(1)	—	(62,499)	(179,139)
Increase (Decrease) in Net Assets from Class N Share Transactions	(1)	—	(8,013)	(39,847)

Class S:
Shares Issued	2,108,550	4,772,917	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(2,381,740)	(4,488,885)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	(273,190)	284,032	—	—

Servicing Class:
Shares Issued	13,653,989	16,280,142	20,934	85,916
Shares Issued in Lieu of Dividends and Distributions	109,827	230,147	603	1,489
Shares Redeemed	(13,862,236)	(16,174,322)	(41,814)	(98,413)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(98,420)	335,967	(20,277)	(11,008)

Net Increase (Decrease) in Net Assets from Share Transactions	(371,611)	619,999	(28,290)	(50,855)
Total Increase (Decrease) in Net Assets	(371,651)	620,009	(23,456)	(79,666)

NET ASSETS:
Beginning of Year/Period	8,490,340	7,870,331	761,295	840,961
End of Year/Period	$8,118,689	$8,490,340	$737,839	$761,295

(1) See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

statements of changes in net assets (000)
For the six months ended March 31, 2026 (Unaudited) and year ended September 30, 2025

	City National Rochdale Fixed Income Opportunities Fund
	2026	2025
OPERATIONS:
Net Investment Income (Loss)	$56,701	$118,648
Net Realized Gain (Loss) from:	6,774	(36,618)
Net Change in Unrealized Appreciation (Depreciation)	(38,553)	28,441
Net Increase (Decrease) in Net Assets Resulting from Operations	24,922	110,471

DISTRIBUTIONS:
Institutional Class	—	—
Class N	(61,055)	(97,723)
Servicing Class	—	—
Total Distributions	(61,055)	(97,723)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—
Shares Redeemed	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—

Class N:
Shares Issued	124,491	321,417
Shares Issued in Lieu of Dividends and Distributions	42,314	68,545
Shares Redeemed	(260,533)	(588,859)
Increase (Decrease) in Net Assets from Class N Share Transactions	(93,728)	(198,897)

Servicing Class:
Shares Issued	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—
Shares Redeemed	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(93,728)	(198,897)
Total Increase (Decrease) in Net Assets	(129,861)	(186,149)

NET ASSETS:
Beginning of Year/Period	1,689,980	1,876,129
End of Year/Period	$1,560,119	$1,689,980

(1) See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

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CITY NATIONAL ROCHDALE FUNDS | PAGE 77

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2026 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2026	$1.00	$0.016		0.000	*	$(0.016)	—	$1.00	1.60%	$9	0.64%	3.19%	0.86%	—%
2025	1.00	0.038		0.000	*	(0.038)	—	1.00	3.84	10	0.66	3.78	0.88	—
2024	1.00	0.047		0.000	*	(0.047)	—	1.00	4.84	10	0.63	4.71	0.85	—
2023	1.00	0.041		(0.001)		(0.040)	—	1.00	4.00	664,234	0.65	4.07	0.87	—
2022	1.00	0.004		0.000	*	(0.004)	—	1.00	0.39	347,551	0.29	0.30	0.86	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
Class S (commenced operations on October 6, 1999)
2026	$1.00	$0.015		0.000	*	$(0.015)	—	$1.00	1.52%	$1,243,203	0.79%	3.05%	1.01%	—%
2025	1.00	0.036		0.000	*	(0.036)	—	1.00	3.70	1,516,400	0.79	3.63	1.01	—
2024	1.00	0.046		0.000	*	(0.046)	—	1.00	4.68	1,232,366	0.79	4.58	1.01	—
2023	1.00	0.039		(0.001)		(0.038)	—	1.00	3.85	1,470,759	0.80	3.93	1.02	—
2022	1.00	0.003		-		(0.003)	—	1.00	0.34	725,394	0.39	0.35	1.02	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
Servicing Class (commenced operations on April 3, 2000)
2026	$1.00	$0.017		0.000	*	$(0.017)	—	$1.00	1.75%	$6,875,477	0.34%	3.49%	0.56%	—%
2025	1.00	0.041		0.000	*	(0.041)	—	1.00	4.16	6,973,930	0.34	4.10	0.56	—
2024	1.00	0.050		0.000	*	(0.050)	—	1.00	5.15	6,637,955	0.34	5.03	0.56	—
2023	1.00	0.043		(0.001)		(0.042)	—	1.00	4.31	5,910,646	0.35	4.33	0.57	—
2022	1.00	0.005		0.000	*	(0.005)	—	1.00	0.51	3,487,258	0.21	0.47	0.57	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2026	$9.14	$0.19		$0.05		$(0.18)	—	$9.20	2.67%	$481,318	1.15%	4.03%	1.15%	4%
2025	9.48	0.40		(0.36)		(0.38)	—	9.14	0.48	486,237	1.13	4.39	1.13	23
2024	8.67	0.39		0.81		(0.39)	—	9.48	14.04	544,405	1.10	4.34	1.10	18
2023	8.97	0.36		(0.31)		(0.35)	—	8.67	0.44	616,138	1.08	3.99	1.08	25
2022	11.07	0.31		(2.10)		(0.31)	—	8.97	(16.47)	835,922	1.07	2.97	1.07	48
2021	10.61	0.33		0.46		(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
Servicing Class (commenced operations on December 30, 2013)
2026	$9.15	$0.20		$0.05		$(0.20)	—	$9.20	2.68%	$256,521	0.90%	4.28%	0.90%	4%
2025	9.48	0.43		(0.36)		(0.40)	—	9.15	0.84	275,058	0.88	4.65	0.88	23
2024	8.67	0.42		0.80		(0.41)	—	9.48	14.32	296,556	0.85	4.59	0.85	18
2023	8.98	0.39		(0.33)		(0.37)	—	8.67	0.58	442,104	0.84	4.24	0.84	25
2022	11.08	0.33		(2.10)		(0.33)	—	8.98	(16.24)	592,435	0.82	3.22	0.82	48
2021	10.62	0.36		0.46		(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2026	$19.83	$0.68	$(0.39)	$(0.74)	$—	$—	$19.38	1.46%	$1,560,119	1.11%		6.87%	1.13%	17%
2025	19.66	1.35	(0.06)	(1.12)	—	—	19.83	6.77	1,689,980	1.17		6.88	1.20	40
2024	18.96	1.48	0.44	(1.22)	—	—	19.66	10.32	1,876,129	1.14		7.57	1.14	34
2023	18.60	1.34	0.71	(1.69)	—	—	18.96	11.44	2,184,165	1.13		7.06	1.13	63
2022*	23.39	1.16	(4.62)	(1.33)	—	—	18.60	(15.23)	3,070,638	1.09	(2)	5.44	1.09	94
2021*	22.57	1.21	1.04	(1.43)	—	—	23.39	10.14	4,111,912	1.10	(2)	5.14	1.10	117

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
*	Includes Consolidated investments in Irish Subsidiary. See Note 1 in the Notes to Financial Statements.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

notes to financial statements
March 31, 2026 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following four series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); and City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”). The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Fixed Income Opportunities Fund; Institutional Class shares of U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Fair Value Committee (the “Committee”) of RBC Rochdale, LLC (“RBC Rochdale” or the “Adviser”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net asset value. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers. Investments held in Limited Partnerships and Non-Listed Business Development Companies are valued using the net asset value as a practical expedient.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) approved by the Trust’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2026, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Municipal High Income Fund. Dividends from net investment income are declared and paid quarterly for the Fixed Income Opportunities Fund and the U.S. Core Equity Fund. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

notes to financial statements
March 31, 2026 (Unaudited)

contracts in the Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on, or prohibitions against, the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Futures contracts also involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2026, if applicable.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Investments in Affiliated Securities – The Fixed Income Funds and U.S. Core Equity Fund may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and/or the Fixed Income Opportunities Fund. For the period ended March 31, 2026, no such investments were made.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Commitments and Contingencies – As of March 31, 2026, the Fixed Income Opportunities Fund has contractual unfunded commitments to provide additional funding of $57.6 million to certain investments. The aforementioned commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected.

Segment Reporting — In this reporting period, the Funds adopted the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Evan Waller, the Director of Business Affairs for RBC Rochdale, acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3.	DERIVATIVE TRANSACTIONS:

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of March 31, 2026, was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value (000)	Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Unrealized gain on futures contracts	$—	Unrealized loss on futures contracts	$586
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$4,121	Unrealized loss on forward foreign currency contracts	$71
Total derivatives not accounted for as hedging instruments		$4,121		$657

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$227	$227
Foreign exchange contracts	4,546	—	4,546
Total	$4,546	$227	$4,773

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(577)	$(577)
Foreign exchange contracts	3,667	—	3,667
Total	$3,667	$(577)	$3,090

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts and futures contracts activity during the period ended March 31, 2026:

Fixed Income Opportunities Fund	(000)
Forwards:
Average Notional Balance Long	$11,645
Average Notional Balance Short	182,012

Fixed Income Opportunities Fund	(000)
Futures:
Average Notional Balance Long	$18,862

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

notes to financial statements
March 31, 2026 (Unaudited)

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2026:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
First Bank National Association	$28	$—	$—	$28
U.S. Bank	4,093	(71)	$—	4,022
Total	$4,121	$(71)	$—	$4,050

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(71)	$71	$—	$—
Total	$(71)	$71	$—	$—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including the Adviser and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2027. Any time prior to January 31, 2027, the arrangement may be terminated without penalty by the Board.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly. For the period ended March 31, 2026, CNB and City National Rochdale received $13,974,365 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Municipal High Income Fund	0.50
Fixed Income Opportunities Fund	0.50

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2027. Anytime prior to January 31, 2027, the arrangement may be terminated without penalty (a) by the Board, or (b) by the Adviser effective no earlier than January 31, 2027, upon at least

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser. The Adviser has agreed to voluntarily waive additional management fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver may be terminated at any time.

As of March 31, 2026, Benefit Street Partners Limited (formerly known as Alcentra Limited), BSP NY LLC (formerly known as Alcentra NY, LLC), Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses). The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

Fixed Income Opportunities Fund
Institutional Class	n/a
Class N	1.09%
Servicing Class	n/a

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2026, were as follows for the Fixed Income Funds and U.S. Core Equity Fund:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Municipal High Income Fund	$—	$26,569	$—	$42,483
Fixed Income Opportunities Fund	—	211,977	—	303,326

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are affected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

notes to financial statements
March 31, 2026 (Unaudited)

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2025, and September 30, 2024, were as follows:

Fund	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2025	$—	$314,482	$—	$—	$314,482
2024	—	369,854	—	—	369,854
Municipal High Income Fund
2025	$31,712	$1,095	$—	$—	$32,807
2024	38,753	1,461	—	—	40,214
Fixed Income Opportunities Fund
2025	$—	$97,723	$—	$—	$97,723
2024	—	122,108	—	—	122,108

As of September 30, 2025, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$25,875	$—	$—	$—	$—	$(25,838)	$37
Municipal High Income Fund	5,448	—	—	(255,150)	—	(40,170)	(2,520)	(292,392)
Fixed Income Opportunities Fund	—	7,538	—	(821,169)	—	(231,969)	—	(1,045,600)

*	Other temporary differences primarily consist of dividend payable.

Post-October losses, if any, represent losses realized on investments and foreign currency transactions from November 1, 2024, through September 30, 2025, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. The Funds did not elect to defer any Post-October Losses in the current year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Municipal High Income Fund	$110,054	$145,096	$255,150
Fixed Income Opportunities Fund	157,773	663,396	821,169

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2026, for each of the Fixed Income Funds’ and U.S. Core Equity Fund’s investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Municipal High Income Fund	$765,472	$24,847	$(60,647)	$(35,800)
Fixed Income Opportunities Fund	1,836,237	52,221	(334,688)	(282,469)

At March 31, 2026, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8. CONCENTRATION OF RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Municipal High Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

The Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

9. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the period ended March 31, 2026, and the year ended September 30, 2025, was as follows (000):

	Government Money Market Fund		Municipal High Income Fund
	2026	2025	2026	2025
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	—	—	5,378	14,121
Shares issued in lieu of dividends and distributions	—	—	512	1,101
Shares redeemed	(1)	—	(6,754)	(19,465)
Net Class N transactions	(1)	—	(864)	(4,243)
Class S:
Shares issued	2,108,550	4,772,916	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	(2,381,740)	(4,488,885)	—	—
Net Class S transactions	(273,190)	284,031	—	—
Servicing Class:
Shares issued	13,653,989	16,280,142	2,260	9,296
Shares issued in lieu of dividends and distributions	109,826	230,147	65	162
Shares redeemed	(13,862,236)	(16,174,322)	(4,525)	(10,655)
Net Servicing Class transactions	(98,421)	335,967	(2,200)	(1,197)

	Fixed Income Opportunities Fund
	2026	2025
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	6,277	16,357
Shares issued in lieu of dividends and distributions	2,162	3,518
Shares redeemed	(13,162)	(30,108)
Net Class N transactions	(4,723)	(10,233)

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

notes to financial statements
March 31, 2026 (Unaudited)

10.	LINE OF CREDIT:

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. The LOC matures, unless renewed by September 2, 2026. The LOC is with the Custodian. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. Interest expense amounts are shown as Interest Expense on Borrowings on the Statements of Operations.

Borrowing activity under the LOC for the period ended March 31, 2026, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)*	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Municipal High Income Fund	$300,000	$1	6.25%	$1,533	$1,533
Fixed Income Opportunities Fund	300,000	151	6.25%	9,731	30,216

*	Interest Expense amounts are included in “Interest Expense on Borrowings” on the Statements of Operations.

For the period ended March 31, 2026, there was no LOC outstanding balance.

11. RECENT ACCOUNTING PRONOUNCEMENT:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. SUBSEQUENT EVENTS:

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

other information (form n-csrs items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

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CITY NATIONAL ROCHDALE FUNDS | PAGE 91

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CITY NATIONAL ROCHDALE FUNDS | PAGE 92

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

CNR-SA-004-1800

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto
Principal Executive Officer

Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto
Principal Executive Officer
Date: June 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer
Date: June 8, 2026